Shareholder Report	4 Months Ended	11 Months Ended	12 Months Ended
	May 01, 2025	Dec. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key			0000914036
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000241303
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Mid Cap Value Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$76	0.74%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. S&P 500 market gains were broader, with over half of earnings growth coming from the other 493 companies. Quality stocks lagged, and the Fund struggled to keep up, though it still posted solid double-digit returns. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the secondary benchmark. Alternatively, quality compounders without an artificial intelligence tailwind have been under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,469	$11,244	$12,000
12/31/2017	$13,048	$13,658	$13,601
12/31/2018	$11,504	$12,968	$11,930
12/31/2019	$14,582	$17,018	$15,158
12/31/2020	$14,636	$20,575	$15,910
12/31/2021	$19,010	$25,880	$20,419
12/31/2022	$17,459	$20,851	$17,962
12/31/2023	$19,364	$26,363	$20,246
12/31/2024	$22,131	$32,715	$22,892
12/31/2025	$23,174	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	4.72%	9.63%	8.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet			$ 300,184,311
Holdings Count | Holding			97
Advisory Fees Paid, Amount			$ 1,888,888
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,184,311
# of Portfolio Holdings	97
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$1,888,888

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.4%
Other	(0.4%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	6.7%
Health Care Providers & Services	5.8%
Oil, Gas & Consumable Fuels	5.7%
Electronic Equipment, Instruments & Components	5.2%
Multi-Utilities	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000241302
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Mid Cap Value Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.99%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. S&P 500 market gains were broader, with over half of earnings growth coming from the other 493 companies. Quality stocks lagged, and the Fund struggled to keep up, though it still posted solid double-digit returns. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the secondary benchmark. Alternatively, quality compounders without an artificial intelligence tailwind have been under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
5/1/2023	$10,000	$10,000	$10,000
12/31/2023	$11,109	$11,647	$11,131
12/31/2024	$12,666	$14,453	$12,586
12/31/2025	$13,230	$16,960	$13,976

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 5/1/2023
Service Class	4.45%	11.02%
Morningstar US Market Index	17.35%	21.89%
Russell Midcap® Value Index	11.05%	13.37%

Performance Inception Date			May 01, 2023
AssetsNet			$ 300,184,311
Holdings Count | Holding			97
Advisory Fees Paid, Amount			$ 1,888,888
InvestmentCompanyPortfolioTurnover			64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,184,311
# of Portfolio Holdings	97
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$1,888,888

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.4%
Other	(0.4%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	6.7%
Health Care Providers & Services	5.8%
Oil, Gas & Consumable Fuels	5.7%
Electronic Equipment, Instruments & Components	5.2%
Multi-Utilities	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000074970
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Retirement Income Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets performed strongly in 2025, driven by fiscal and monetary support, with equities and credit posting robust global gains. The S&P 500 Index had positive returns in 2025, led by growth stocks and continued strength in AI-driven sectors like tech and comm services.

U.S. mega cap tech fueled growth stock gains, while value stocks led in most developed markets. Global equities had strong returns with emerging markets leading, driven by robust fundamentals and currency tailwinds. Inflation concerns stayed elevated, tariff-driven price strikes were avoided, enabling central banks to keep normalizing rates.

U.S. high yield led with higher yields and tighter spreads; U.S. Treasuries posted gains, supported by U.S. Federal Reserve rate cuts. Emerging market debt led returns due to currency tailwinds boosting unhedged gains.

  The JPM Core Bond and JPM Emerging Market Equity Funds were the top contributors.

  The JPM Global Select and JPM International Equity Funds were the biggest detractors.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,471	$10,254	$10,501
12/31/2017	$11,619	$10,602	$11,398
12/31/2018	$11,092	$10,617	$11,108
12/31/2019	$12,638	$11,535	$12,589
12/31/2020	$13,835	$12,399	$13,698
12/31/2021	$14,647	$12,200	$14,398
12/31/2022	$12,695	$10,615	$12,790
12/31/2023	$14,168	$11,179	$14,113
12/31/2024	$15,296	$11,331	$15,036
12/31/2025	$17,148	$12,138	$16,789

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	12.10%	4.39%	5.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet			$ 204,487,321
Holdings Count | Holding			19
Advisory Fees Paid, Amount			$ 600,478
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$204,487,321
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$600,478

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.2%
Equity Funds	23.4%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000074971
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Retirement Income Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Risk assets performed strongly in 2025, driven by fiscal and monetary support, with equities and credit posting robust global gains. The S&P 500 Index had positive returns in 2025, led by growth stocks and continued strength in AI-driven sectors like tech and comm services.

U.S. mega cap tech fueled growth stock gains, while value stocks led in most developed markets. Global equities had strong returns with emerging markets leading, driven by robust fundamentals and currency tailwinds. Inflation concerns stayed elevated, tariff-driven price strikes were avoided, enabling central banks to keep normalizing rates.

U.S. high yield led with higher yields and tighter spreads; U.S. Treasuries posted gains, supported by U.S. Federal Reserve rate cuts. Emerging market debt led returns due to currency tailwinds boosting unhedged gains.

  The JPM Core Bond and JPM Emerging Market Equity Funds were the top contributors.

  The JPM Global Select and JPM International Equity Funds were the biggest detractors.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	S&P Target Date Retirement Income Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$10,254	$10,501
12/31/2017	$11,561	$10,602	$11,398
12/31/2018	$11,010	$10,617	$11,108
12/31/2019	$12,513	$11,535	$12,589
12/31/2020	$13,665	$12,399	$13,698
12/31/2021	$14,430	$12,200	$14,398
12/31/2022	$12,475	$10,615	$12,790
12/31/2023	$13,887	$11,179	$14,113
12/31/2024	$14,956	$11,331	$15,036
12/31/2025	$16,725	$12,138	$16,789

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	11.82%	4.12%	5.28%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

AssetsNet			$ 204,487,321
Holdings Count | Holding			19
Advisory Fees Paid, Amount			$ 600,478
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$204,487,321
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$600,478

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.2%
Equity Funds	23.4%
International Equity Funds	12.5%
Global Equity Funds	4.0%
Money Market Funds	2.5%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043869
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.78%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. Despite continued concentration within the S&P 500 index, over half of earnings growth came from companies outside of the top seven (by market capitalization). Higher quality stocks lagged during the year, causing the Fund to underperform the Russell Mid Cap Value Index. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the benchmark.

  Alternatively, quality compounders without an artificial intelligence tailwind were under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the Fund's position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,001	$11,244	$12,000
12/31/2017	$12,617	$13,658	$13,601
12/31/2018	$11,128	$12,968	$11,930
12/31/2019	$12,926	$17,018	$15,158
12/31/2020	$13,178	$20,575	$15,910
12/31/2021	$17,009	$25,880	$20,419
12/31/2022	$15,450	$20,851	$17,962
12/31/2023	$17,316	$26,363	$20,246
12/31/2024	$19,989	$32,715	$22,892
12/31/2025	$20,291	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	1.51%	9.02%	7.33%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet			$ 501,877,534
Holdings Count | Holding			444
Advisory Fees Paid, Amount			$ 3,608,045
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,877,534
# of Portfolio Holdings	444
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,608,045

Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Money Market Funds	5.2%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.9%
Health Care Providers & Services	4.8%
Insurance	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043870
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	1.03%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

2025 was another strong year for equities, led by growth and large-cap stocks. Despite continued concentration within the S&P 500 index, over half of earnings growth came from companies outside of the top seven (by market capitalization). Higher quality stocks lagged during the year, causing the Fund to underperform the Russell Mid Cap Value Index. Stock selection was challenged within technology, while stock selection was rewarded in healthcare.

  Not owning Robinhood (HOOD) served as the number one relative detractor given its strong performance and size in the benchmark.

  Alternatively, quality compounders without an artificial intelligence tailwind were under pressure within technology, most notably Zebra (ZBRA).

  Healthcare was a bright spot for performance, with the Fund's position in Cencora (COR) serving as a top contributor.

  Jabil (JBL) benefited from rising earnings and its new investment in U.S. datacenter manufacturing.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,972	$11,244	$12,000
12/31/2017	$12,553	$13,658	$13,601
12/31/2018	$11,044	$12,968	$11,930
12/31/2019	$12,797	$17,018	$15,158
12/31/2020	$13,014	$20,575	$15,910
12/31/2021	$16,755	$25,880	$20,419
12/31/2022	$15,181	$20,851	$17,962
12/31/2023	$16,973	$26,363	$20,246
12/31/2024	$19,543	$32,715	$22,892
12/31/2025	$19,789	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	1.26%	8.74%	7.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

AssetsNet			$ 501,877,534
Holdings Count | Holding			444
Advisory Fees Paid, Amount			$ 3,608,045
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,877,534
# of Portfolio Holdings	444
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$3,608,045

Holdings [Text Block]

Asset Allocation

Common Stock	94.5%
Money Market Funds	5.2%
Rights	0.0%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Machinery	5.4%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.9%
Health Care Providers & Services	4.8%
Insurance	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223154
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Short Duration Bond Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$50	0.49%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to securitized credit and security selection within investment grade corporates under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage interest rate risk.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,209	$10,254	$10,128
12/31/2017	$10,431	$10,602	$10,214
12/31/2018	$10,456	$10,617	$10,377
12/31/2019	$11,001	$11,535	$10,795
12/31/2020	$11,476	$12,399	$11,155
12/31/2021	$11,398	$12,200	$11,102
12/31/2022	$10,929	$10,615	$10,693
12/31/2023	$11,475	$11,179	$11,186
12/31/2024	$11,968	$11,331	$11,673
12/31/2025	$12,589	$12,138	$12,297

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	5.19%	1.87%	2.33%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35%	1.97%	2.09%

Material Change Date	May 01, 2025
AssetsNet			$ 1,106,891,391
Holdings Count | Holding			277
Advisory Fees Paid, Amount			$ 4,879,396
InvestmentCompanyPortfolioTurnover			159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,106,891,391
# of Portfolio Holdings	277
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$4,879,396

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	42.6%
AAA	17.6%
AA	6.7%
A	14.2%
BBB	7.0%
Not Rated	11.9%

Asset Allocation

U.S. Treasury Obligations	26.7%
Non-Agency Asset-Backed Securities	21.2%
Corporate Bonds	20.3%
Agency Mortgage-Backed Securities	13.1%
Agency Collateralized Mortgage Obligations	12.8%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	1.3%
Short-Term Investments	1.0%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	0.5%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	10.7%
Electric	2.0%
Diversified Financial Services	1.7%
Insurance	1.5%
Auto Manufacturers	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."

In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

Material Fund Change Adviser [Text Block]			In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223155
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Short Duration Bond Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.79%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to securitized credit and security selection within investment grade corporates under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage interest rate risk.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,174	$10,254	$10,128
12/31/2017	$10,369	$10,602	$10,214
12/31/2018	$10,373	$10,617	$10,377
12/31/2019	$10,872	$11,535	$10,795
12/31/2020	$11,320	$12,399	$11,155
12/31/2021	$11,202	$12,200	$11,102
12/31/2022	$10,709	$10,615	$10,693
12/31/2023	$11,210	$11,179	$11,186
12/31/2024	$11,658	$11,331	$11,673
12/31/2025	$12,225	$12,138	$12,297

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	4.87%	1.55%	2.03%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-3 Year Index	5.35%	1.97%	2.09%

Material Change Date	May 01, 2025
AssetsNet			$ 1,106,891,391
Holdings Count | Holding			277
Advisory Fees Paid, Amount			$ 4,879,396
InvestmentCompanyPortfolioTurnover			159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,106,891,391
# of Portfolio Holdings	277
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$4,879,396

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	42.6%
AAA	17.6%
AA	6.7%
A	14.2%
BBB	7.0%
Not Rated	11.9%

Asset Allocation

U.S. Treasury Obligations	26.7%
Non-Agency Asset-Backed Securities	21.2%
Corporate Bonds	20.3%
Agency Mortgage-Backed Securities	13.1%
Agency Collateralized Mortgage Obligations	12.8%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	1.3%
Short-Term Investments	1.0%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Collateralized Mortgage Obligations	0.6%
Other	0.5%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	10.7%
Electric	2.0%
Diversified Financial Services	1.7%
Insurance	1.5%
Auto Manufacturers	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."

In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Limited-Term Diversified Income Fund" to the "LVIP JPMorgan Short Duration Bond Fund."
Material Fund Change Strategies [Text Block]

Further, the principal investment strategies of the Fund were updated to reflect that, as part of its main investment strategy, the Fund will invest principally in income producing securities, such as U.S treasury obligations, U.S. government agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, mortgage-related securities, and structured instruments.

Material Fund Change Adviser [Text Block]			In addition, JPMorgan Investment Management Inc. replaced Delaware Investments Fund Advisers as sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000241305
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Small Cap Core Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$81	0.77%

Expenses Paid, Amount			$ 81
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The small cap Russell 2000 Index underperformed the all large cap, S&P 500 Index in 2025. In 2025, narrow artificial intelligence gains and rising global risks boosted volatility, underscoring the need for active stock picking.

  Stock selection in the pharmaceuticals and consumer cyclical sectors detracted from performance.

  While the stock selection in the finance and software & services sector contributed to performance.

  On the stock level, an overweight in Cipher Mining contributed to performance.

  While an underweight in Guardant Health detracted from performance.

The Fund can hold a minor position in futures (usually less than 5%) to equitize an excess cash position to stay fully invested.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,021	$11,244	$12,131
12/31/2017	$13,852	$13,658	$13,908
12/31/2018	$12,199	$12,968	$12,376
12/31/2019	$15,198	$17,018	$15,535
12/31/2020	$17,277	$20,575	$18,636
12/31/2021	$20,972	$25,880	$21,397
12/31/2022	$16,914	$20,851	$17,024
12/31/2023	$19,129	$26,363	$19,906
12/31/2024	$21,369	$32,715	$22,203
12/31/2025	$23,564	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	10.27%	6.40%	8.95%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 206,810,521
Holdings Count | Holding			618
Advisory Fees Paid, Amount			$ 1,261,089
InvestmentCompanyPortfolioTurnover			104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,810,521
# of Portfolio Holdings	618
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,261,089

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.8%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.7%
Software	5.1%
Construction & Engineering	4.6%
Semiconductors & Semiconductor Equipment	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000241304
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan Small Cap Core Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.02%

Expenses Paid, Amount			$ 107
Expense Ratio, Percent			1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The small cap Russell 2000 Index underperformed the all large cap, S&P 500 Index in 2025. In 2025, narrow artificial intelligence gains and rising global risks boosted volatility, underscoring the need for active stock picking.

  Stock selection in the pharmaceuticals and consumer cyclical sectors detracted from performance.

  While the stock selection in the finance and software & services sector contributed to performance.

  On the stock level, an overweight in Cipher Mining contributed to performance.

  While an underweight in Guardant Health detracted from performance.

The Fund can hold a minor position in futures (usually less than 5%) to equitize an excess cash position to stay fully invested.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,988	$11,244	$12,131
12/31/2017	$13,778	$13,658	$13,908
12/31/2018	$12,098	$12,968	$12,376
12/31/2019	$15,033	$17,018	$15,535
12/31/2020	$17,038	$20,575	$18,636
12/31/2021	$20,626	$25,880	$21,397
12/31/2022	$16,592	$20,851	$17,024
12/31/2023	$18,717	$26,363	$19,906
12/31/2024	$20,858	$32,715	$22,203
12/31/2025	$22,944	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	10.00%	6.13%	8.66%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 206,810,521
Holdings Count | Holding			618
Advisory Fees Paid, Amount			$ 1,261,089
InvestmentCompanyPortfolioTurnover			104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,810,521
# of Portfolio Holdings	618
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,261,089

Holdings [Text Block]

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.8%
Rights	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	10.2%
Biotechnology	8.7%
Software	5.1%
Construction & Engineering	4.6%
Semiconductors & Semiconductor Equipment	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000241306
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan U.S. Equity Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.63%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. The Fund underperformed the S&P 500 Index for the 2025 calendar year period.

  During 2025, allocations to payments and business services, real estate investment trusts, and consumer staples sectors contributed positively to performance.

  Allocations to semi and hardware, health services and sectors, and non-bank financials detracted from performance.

  On the negative side, UnitedHealth (UNH) detracted from performance during the year. The stock experienced significant volatility marked by sharp declines due to operational missteps, industry wide utilization pressure, and lowered guidance revisions.

The company faced substantial earnings misses, leadership changes, and deteriorating margins across several segments.

  On the positive side, Howmet Aerospace (HWM) contributed to performance during the year.

The company has executed well amidst supply chain issues in commercial aerospace with a significant rise in stock performance driven by stronger-than-expected earnings and market share gains throughout each of the last four quarters.

  The Fund lagged the S&P 500 Index as the market environment was defined by escalating fear and uncertainty.

  Recession and “Liberation Day” fears, DeepSeek AI disruption, and renewed AI bubble concerns all contributed to volatility Futures were used for cash hedging purposes.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,094	$11,244	$11,196
12/31/2017	$13,571	$13,658	$13,640
12/31/2018	$12,734	$12,968	$13,042
12/31/2019	$16,778	$17,018	$17,149
12/31/2020	$21,016	$20,575	$20,304
12/31/2021	$27,183	$25,880	$26,132
12/31/2022	$22,101	$20,851	$21,399
12/31/2023	$28,104	$26,363	$27,025
12/31/2024	$34,845	$32,715	$33,786
12/31/2025	$39,911	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.54%	13.69%	14.84%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 382,785,727
Holdings Count | Holding			53
Advisory Fees Paid, Amount			$ 1,753,354
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$382,785,727
# of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,753,354

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.7%
Software	12.1%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000241307
Shareholder Report [Line Items]
Fund Name			LVIP JPMorgan U.S. Equity Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.88%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities were outpaced by other regions, marking the first time in 20 years that the S&P 500 was the weakest major equity market. The Fund underperformed the S&P 500 Index for the 2025 calendar year period.

  During 2025, allocations to payments and business services, real estate investment trusts, and consumer staples sectors contributed positively to performance.

  Allocations to semi and hardware, health services and sectors, and non-bank financials detracted from performance.

  On the negative side, UnitedHealth (UNH) detracted from performance during the year. The stock experienced significant volatility marked by sharp declines due to operational missteps, industry wide utilization pressure, and lowered guidance revisions.

The company faced substantial earnings misses, leadership changes, and deteriorating margins across several segments.

  On the positive side, Howmet Aerospace (HWM) contributed to performance during the year.

The company has executed well amidst supply chain issues in commercial aerospace with a significant rise in stock performance driven by stronger-than-expected earnings and market share gains throughout each of the last four quarters.

  The Fund lagged the S&P 500 Index as the market environment was defined by escalating fear and uncertainty.

  Recession and “Liberation Day” fears, DeepSeek AI disruption, and renewed AI bubble concerns all contributed to volatility Futures were used for cash hedging purposes.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,069	$11,244	$11,196
12/31/2017	$13,510	$13,658	$13,640
12/31/2018	$12,642	$12,968	$13,042
12/31/2019	$16,617	$17,018	$17,149
12/31/2020	$20,762	$20,575	$20,304
12/31/2021	$26,785	$25,880	$26,132
12/31/2022	$21,725	$20,851	$21,399
12/31/2023	$27,556	$26,363	$27,025
12/31/2024	$34,082	$32,715	$33,786
12/31/2025	$38,940	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.26%	13.40%	14.56%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 382,785,727
Holdings Count | Holding			53
Advisory Fees Paid, Amount			$ 1,753,354
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$382,785,727
# of Portfolio Holdings	53
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,753,354

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.5%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.7%
Software	12.1%
Interactive Media & Services	8.4%
Technology Hardware, Storage & Peripherals	7.6%
Broadline Retail	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000199415
Shareholder Report [Line Items]
Fund Name			LVIP Loomis Sayles Global Growth Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.77%

Expenses Paid, Amount			$ 84
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to the Fund's estimate of intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund's positions in Alphabet, Shopify and MercadoLibre contributed the most to returns. Stock selection in the healthcare, consumer staples, and consumer discretionary sectors, as well as allocations in communications services and consumer staples contributed positively to relative performance.

  The Fund's positions in Novo Nordisk, Salesforce and Block detracted the most from returns. Stock selection in the technology, financials, communication services and industrials sectors as well as allocations in the consumer discretionary, financials, healthcare technology and industrials sectors detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the year, the Fund initiated new positions in Ferarri and Nike and added to positions in Deere, LVMH, Novo Nordisk and Vertex. The Fund trimmed positions in Alibaba, Qualcomm, and Trip.com to finance the purchases. The Fund sold a small position in Magnum Ice Cream received via spin-off from existing holding Unilever, and sold Under Armour due to a mistaken investment thesis.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,389	$9,029	$9,072
12/31/2019	$12,263	$11,397	$11,485
12/31/2020	$16,526	$13,229	$13,352
12/31/2021	$17,538	$15,584	$15,827
12/31/2022	$13,024	$12,731	$12,921
12/31/2023	$17,823	$15,471	$15,789
12/31/2024	$21,875	$17,994	$18,551
12/31/2025	$25,722	$21,976	$22,694

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2018
Standard Class	17.59%	9.25%	13.11%
Morningstar Global Markets Index	22.13%	10.68%	10.81%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.28%

Performance Inception Date			May 01, 2018
AssetsNet			$ 246,647,749
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,679,623
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$246,647,749
# of Portfolio Holdings	46
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,679,623

Holdings [Text Block]	Top 5 Countries (Equity)
United States	59.0%
China	7.9%
Switzerland	6.5%
Canada	5.7%
Uruguay	5.6%

Asset Allocation

Common Stock	99.2%
Money Market Funds	0.4%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Interactive Media & Services	19.1%
Broadline Retail	12.1%
Software	10.0%
Financial Services	7.0%
Automobiles	6.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000199416
Shareholder Report [Line Items]
Fund Name			LVIP Loomis Sayles Global Growth Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	1.12%

Expenses Paid, Amount			$ 122
Expense Ratio, Percent			1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund utilizes a long-term, private equity approach to investing. Through a proprietary bottom-up research framework the Fund looks to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to the Fund's estimate of intrinsic value. Given the rare confluence of quality, growth, and valuation, the Fund is a selective, high-conviction portfolio of typically 30-45 names.

  The Fund's positions in Alphabet, Shopify and MercadoLibre contributed the most to returns. Stock selection in the healthcare, consumer staples, and consumer discretionary sectors, as well as allocations in communications services and consumer staples contributed positively to relative performance.

  The Fund's positions in Novo Nordisk, Salesforce and Block detracted the most from returns. Stock selection in the technology, financials, communication services and industrials sectors as well as allocations in the consumer discretionary, financials, healthcare technology and industrials sectors detracted from relative performance.

The Fund's philosophy requires patience in order to take advantage of meaningful price dislocations if and when they occur. During the year, the Fund initiated new positions in Ferarri and Nike and added to positions in Deere, LVMH, Novo Nordisk and Vertex. The Fund trimmed positions in Alibaba, Qualcomm, and Trip.com to finance the purchases. The Fund sold a small position in Magnum Ice Cream received via spin-off from existing holding Unilever, and sold Under Armour due to a mistaken investment thesis.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$9,368	$9,029	$9,072
12/31/2019	$12,191	$11,397	$11,485
12/31/2020	$16,375	$13,229	$13,352
12/31/2021	$17,316	$15,584	$15,827
12/31/2022	$12,814	$12,731	$12,921
12/31/2023	$17,475	$15,471	$15,789
12/31/2024	$21,373	$17,994	$18,551
12/31/2025	$25,045	$21,976	$22,694

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2018
Service Class	17.18%	8.87%	12.71%
Morningstar Global Markets Index	22.13%	10.68%	10.81%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.28%

Performance Inception Date			May 01, 2018
AssetsNet			$ 246,647,749
Holdings Count | Holding			46
Advisory Fees Paid, Amount			$ 1,679,623
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$246,647,749
# of Portfolio Holdings	46
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$1,679,623

Holdings [Text Block]	Top 5 Countries (Equity)
United States	59.0%
China	7.9%
Switzerland	6.5%
Canada	5.7%
Uruguay	5.6%

Asset Allocation

Common Stock	99.2%
Money Market Funds	0.4%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Interactive Media & Services	19.1%
Broadline Retail	12.1%
Software	10.0%
Financial Services	7.0%
Automobiles	6.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124876
Shareholder Report [Line Items]
Fund Name			LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.19%

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve underperformed the benchmark driven by a bias towards growth-oriented stocks, as growth stocks underperformed value stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,869	$10,283	$10,100
12/31/2017	$12,724	$12,844	$12,628
12/31/2018	$11,678	$10,997	$10,887
12/31/2019	$14,758	$13,498	$13,284
12/31/2020	$15,128	$14,636	$14,322
12/31/2021	$17,006	$16,419	$15,935
12/31/2022	$14,241	$13,913	$13,632
12/31/2023	$16,218	$16,313	$16,118
12/31/2024	$17,516	$17,027	$16,735
12/31/2025	$21,020	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	20.01%	6.80%	7.71%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 574,039,788
Holdings Count | Holding			13
Advisory Fees Paid, Amount			$ 1,075,662
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$574,039,788
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,075,662

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124877
Shareholder Report [Line Items]
Fund Name			LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.44%

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in underlying funds that primarily invest in non-U.S. developed market stocks. The Fund is constructed of an equity sleeve consisting of 60% allocation to LVIP MFS International Growth Fund, 30% allocation to LVIP Dimensional International Core Fund, and 10% allocation LVIP Franklin Templeton Multi-Factor International Equity Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve underperformed the benchmark driven by a bias towards growth-oriented stocks, as growth stocks underperformed value stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,845	$10,283	$10,100
12/31/2017	$12,662	$12,844	$12,628
12/31/2018	$11,592	$10,997	$10,887
12/31/2019	$14,613	$13,498	$13,284
12/31/2020	$14,941	$14,636	$14,322
12/31/2021	$16,754	$16,419	$15,935
12/31/2022	$13,995	$13,913	$13,632
12/31/2023	$15,898	$16,313	$16,118
12/31/2024	$17,127	$17,027	$16,735
12/31/2025	$20,503	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	19.71%	6.53%	7.44%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 574,039,788
Holdings Count | Holding			13
Advisory Fees Paid, Amount			$ 1,075,662
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$574,039,788
# of Portfolio Holdings	13
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$1,075,662

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043855
Shareholder Report [Line Items]
Fund Name			LVIP MFS International Growth Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.79%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. equity markets overcame geopolitical tension and tariffs to deliver their strongest annual gains since 2019. Market leadership by lower quality stocks was the largest detractor to relative returns given our focus on high quality companies. The Fund underperformed the MSCI EAFE Growth NR USD during the calendar year 2025.

Detractors from Performance:

  A combination of an underweight allocation and stock selection in the industrials sector detracted from relative returns.

  Stock selection in both the consumer discretionary and information technology sectors also detracted from relative results.

  Individual holdings: Underweight position in ASML, holding Flutter Entertainment and an overweight position in Diageo.

Contributors to Performance:

  Security selection in the materials sector contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Holding Agnico Eagle Mines, and underweight position in Novo Nordisk and an overweight position in Roche Holding.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,166	$10,283	$9,695
12/31/2017	$13,405	$12,844	$12,494
12/31/2018	$12,301	$10,997	$10,891
12/31/2019	$15,692	$13,498	$13,930
12/31/2020	$17,973	$14,636	$16,478
12/31/2021	$19,993	$16,419	$18,332
12/31/2022	$17,137	$13,913	$14,126
12/31/2023	$19,658	$16,313	$16,609
12/31/2024	$21,250	$17,027	$16,948
12/31/2025	$25,311	$22,543	$20,466

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	19.11%	7.09%	9.73%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Growth Index (net dividends)	20.76%	4.43%	7.42%

AssetsNet			$ 1,471,643,998
Holdings Count | Holding			88
Advisory Fees Paid, Amount			$ 10,275,326
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,471,643,998
# of Portfolio Holdings	88
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,275,326

Holdings [Text Block]	Top 5 Countries (Equity)
France	14.1%
United Kingdom	11.3%
Japan	9.7%
Canada	9.6%
Germany	9.5%

Asset Allocation

Common Stock	98.4%
Short-Term Investments	1.2%
Money Market Funds	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Chemicals	7.9%
Hotels, Restaurants & Leisure	6.8%
Metals & Mining	6.4%
Software	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043856
Shareholder Report [Line Items]
Fund Name			LVIP MFS International Growth Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.04%

Expenses Paid, Amount			$ 114
Expense Ratio, Percent			1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Non-U.S. equity markets overcame geopolitical tension and tariffs to deliver their strongest annual gains since 2019. Market leadership by lower quality stocks was the largest detractor to relative returns given our focus on high quality companies. The Fund underperformed the MSCI EAFE Growth NR USD during the calendar year 2025.

Detractors from Performance:

  A combination of an underweight allocation and stock selection in the industrials sector detracted from relative returns.

  Stock selection in both the consumer discretionary and information technology sectors also detracted from relative results.

  Individual holdings: Underweight position in ASML, holding Flutter Entertainment and an overweight position in Diageo.

Contributors to Performance:

  Security selection in the materials sector contributed to relative returns.

  Security selection and an underweight position in the health care sector also supported relative performance.

  Individual holdings: Holding Agnico Eagle Mines, and underweight position in Novo Nordisk and an overweight position in Roche Holding.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Growth Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,140	$10,283	$9,695
12/31/2017	$13,338	$12,844	$12,494
12/31/2018	$12,209	$10,997	$10,891
12/31/2019	$15,536	$13,498	$13,930
12/31/2020	$17,749	$14,636	$16,478
12/31/2021	$19,696	$16,419	$18,332
12/31/2022	$16,841	$13,913	$14,126
12/31/2023	$19,269	$16,313	$16,609
12/31/2024	$20,778	$17,027	$16,948
12/31/2025	$24,687	$22,543	$20,466

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	18.81%	6.82%	9.46%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Growth Index (net dividends)	20.76%	4.43%	7.42%

AssetsNet			$ 1,471,643,998
Holdings Count | Holding			88
Advisory Fees Paid, Amount			$ 10,275,326
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,471,643,998
# of Portfolio Holdings	88
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,275,326

Holdings [Text Block]	Top 5 Countries (Equity)
France	14.1%
United Kingdom	11.3%
Japan	9.7%
Canada	9.6%
Germany	9.5%

Asset Allocation

Common Stock	98.4%
Short-Term Investments	1.2%
Money Market Funds	0.0%
Other	0.4%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Chemicals	7.9%
Hotels, Restaurants & Leisure	6.8%
Metals & Mining	6.4%
Software	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043857
Shareholder Report [Line Items]
Fund Name			LVIP MFS Value Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.61%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Factors affecting Russell 1000 Value relative performance:

  This strategy has historically focused on higher quality businesses and maintained a lower beta profile.

  Leadership by higher beta and momentum factors were a headwind during the period.

Detractors from Performance:

  A combination of security selection and an underweight to the information technology sector detracted from relative returns.

  Underweighting the communication services sector further weakened relative results.

  Individual holdings: Not owning Alphabet and Micron Technology, overweight Progressive, Marsh & Mclennan and PG&E.

Contributors to Performance:

  Security selection within the health care sector contributed to relative returns.

  Both stock selection and an underweight to the real estate sector aided relative results.

  Individual holdings: Not owning UnitedHealth Group, holding KLA, and overweight positions in McKesson, RTX and Citigroup.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,406	$11,244	$11,734
12/31/2017	$13,417	$13,658	$13,337
12/31/2018	$12,076	$12,968	$12,235
12/31/2019	$15,680	$17,018	$15,482
12/31/2020	$16,253	$20,575	$15,915
12/31/2021	$20,392	$25,880	$19,919
12/31/2022	$19,154	$20,851	$18,418
12/31/2023	$20,699	$26,363	$20,529
12/31/2024	$23,150	$32,715	$23,478
12/31/2025	$26,174	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.06%	10.00%	10.10%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet			$ 2,205,666,501
Holdings Count | Holding			73
Advisory Fees Paid, Amount			$ 11,694,054
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,205,666,501
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,694,054

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	10.7%
Banks	10.3%
Capital Markets	8.7%
Aerospace & Defense	8.7%
Health Care Providers & Services	7.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043858
Shareholder Report [Line Items]
Fund Name			LVIP MFS Value Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.86%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Factors affecting Russell 1000 Value relative performance:

  This strategy has historically focused on higher quality businesses and maintained a lower beta profile.

  Leadership by higher beta and momentum factors were a headwind during the period.

Detractors from Performance:

  A combination of security selection and an underweight to the information technology sector detracted from relative returns.

  Underweighting the communication services sector further weakened relative results.

  Individual holdings: Not owning Alphabet and Micron Technology, overweight Progressive, Marsh & Mclennan and PG&E.

Contributors to Performance:

  Security selection within the health care sector contributed to relative returns.

  Both stock selection and an underweight to the real estate sector aided relative results.

  Individual holdings: Not owning UnitedHealth Group, holding KLA, and overweight positions in McKesson, RTX and Citigroup.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,378	$11,244	$11,734
12/31/2017	$13,350	$13,658	$13,337
12/31/2018	$11,986	$12,968	$12,235
12/31/2019	$15,523	$17,018	$15,482
12/31/2020	$16,051	$20,575	$15,915
12/31/2021	$20,088	$25,880	$19,919
12/31/2022	$18,821	$20,851	$18,418
12/31/2023	$20,288	$26,363	$20,529
12/31/2024	$22,635	$32,715	$23,478
12/31/2025	$25,526	$38,390	$27,213

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.78%	9.72%	9.82%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

AssetsNet			$ 2,205,666,501
Holdings Count | Holding			73
Advisory Fees Paid, Amount			$ 11,694,054
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,205,666,501
# of Portfolio Holdings	73
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$11,694,054

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	10.7%
Banks	10.3%
Capital Markets	8.7%
Aerospace & Defense	8.7%
Health Care Providers & Services	7.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000075432
Shareholder Report [Line Items]
Fund Name			LVIP Mondrian Global Income Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.66%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE WGBI in 2025.

  Currency and local market positioning both added to performance.

  The underweight to the U.S. dollar and overweight to select international currencies was positive for performance.

  The U.S. dollar suffered significant depreciation in 2025.

  The U.S. dollar index, DXY, which measures the currency against developed market peers, fell by 9.4% over the course of the year.

  The best value currencies include the Japanese yen, Norwegian krone, South Korean won and Australian dollar.

  The overweight to local markets offering attractive real yields was also beneficial to performance, notably Mexico and New Zealand.

  The off-benchmark position in euro denominated credit was a modest positive.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,051	$10,213	$10,160
12/31/2017	$10,558	$10,931	$10,921
12/31/2018	$10,759	$10,813	$10,829
12/31/2019	$11,483	$11,527	$11,468
12/31/2020	$12,262	$12,580	$12,627
12/31/2021	$11,639	$11,860	$11,747
12/31/2022	$9,877	$9,797	$9,601
12/31/2023	$10,274	$10,305	$10,099
12/31/2024	$9,745	$10,113	$9,809
12/31/2025	$10,368	$10,903	$10,550

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	6.39%	(3.30%)	0.36%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%

AssetsNet			$ 408,968,905
Holdings Count | Holding			89
Advisory Fees Paid, Amount			$ 2,266,388
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$408,968,905
# of Portfolio Holdings	89
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,266,388

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	36.9%
AAA	21.0%
AA	16.2%
A	3.8%
BBB	5.8%
Not Rated	16.3%

Asset Allocation

Sovereign Bonds	59.0%
U.S. Treasury Obligations	36.1%
Supranational Banks	2.4%
Money Market Funds	1.8%
Corporate Bonds	0.3%
Other	0.4%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	36.1%
United Kingdom	8.5%
New Zealand	5.9%
Spain	4.9%
China	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000075433
Shareholder Report [Line Items]
Fund Name			LVIP Mondrian Global Income Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.91%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE WGBI in 2025.

  Currency and local market positioning both added to performance.

  The underweight to the U.S. dollar and overweight to select international currencies was positive for performance.

  The U.S. dollar suffered significant depreciation in 2025.

  The U.S. dollar index, DXY, which measures the currency against developed market peers, fell by 9.4% over the course of the year.

  The best value currencies include the Japanese yen, Norwegian krone, South Korean won and Australian dollar.

  The overweight to local markets offering attractive real yields was also beneficial to performance, notably Mexico and New Zealand.

  The off-benchmark position in euro denominated credit was a modest positive.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Core Bond Index	FTSE World Government Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,026	$10,213	$10,160
12/31/2017	$10,506	$10,931	$10,921
12/31/2018	$10,679	$10,813	$10,829
12/31/2019	$11,370	$11,527	$11,468
12/31/2020	$12,112	$12,580	$12,627
12/31/2021	$11,466	$11,860	$11,747
12/31/2022	$9,707	$9,797	$9,601
12/31/2023	$10,072	$10,305	$10,099
12/31/2024	$9,529	$10,113	$9,809
12/31/2025	$10,113	$10,903	$10,550

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.14%	(3.54%)	0.11%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
FTSE World Government Bond Index	7.55%	(3.53%)	0.54%

AssetsNet			$ 408,968,905
Holdings Count | Holding			89
Advisory Fees Paid, Amount			$ 2,266,388
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$408,968,905
# of Portfolio Holdings	89
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$2,266,388

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	36.9%
AAA	21.0%
AA	16.2%
A	3.8%
BBB	5.8%
Not Rated	16.3%

Asset Allocation

Sovereign Bonds	59.0%
U.S. Treasury Obligations	36.1%
Supranational Banks	2.4%
Money Market Funds	1.8%
Corporate Bonds	0.3%
Other	0.4%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Countries (Fixed Income)

United States	36.1%
United Kingdom	8.5%
New Zealand	5.9%
Spain	4.9%
China	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007702
Shareholder Report [Line Items]
Fund Name			LVIP Mondrian International Value Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.74%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Currency strength, expansionary fiscal stimulus, loosening monetary policy and substantial investment in artificial intelligence helped drive international equity markets significantly higher in 2025. The Fund outperformed the MSCI EAFE Index in the past twelve months.

  The underweight position in Australia and lack of exposure to Denmark added to relative returns. Relative returns were also supported by stock selection in Spain and the U.K., where Banco Santander and Lloyds Bank were buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns.

  The positive impact of the overweight position in the strong utilities sector and underweight positions in the relatively weak health care and information technology sectors more than offset the negative impact of the underweight position in the strong financials sector.

  Strong stock selection within the financials and industrials sectors also added to relative returns. Stock selection in industrials was driven by Bouygues, which outperformed, supported by continued profit margin expansion in its energy services division.

  The positive impact of the overweight position in the strong Euro was more than offset by the overweight position in the pegged Hong Kong dollar and the lack of exposure to the strong Swedish krona.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,401	$10,283	$10,100
12/31/2017	$12,621	$12,844	$12,628
12/31/2018	$11,172	$10,997	$10,887
12/31/2019	$13,211	$13,498	$13,284
12/31/2020	$12,554	$14,636	$14,322
12/31/2021	$13,968	$16,419	$15,935
12/31/2022	$12,466	$13,913	$13,632
12/31/2023	$14,973	$16,313	$16,118
12/31/2024	$15,677	$17,027	$16,735
12/31/2025	$21,380	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	36.38%	11.24%	7.90%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 1,166,054,004
Holdings Count | Holding			49
Advisory Fees Paid, Amount			$ 7,508,815
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,054,004
# of Portfolio Holdings	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,508,815

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	23.4%
United Kingdom	19.3%
France	15.6%
Germany	10.1%
Italy	6.7%

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.1%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Banks	10.1%
Insurance	6.7%
Machinery	6.2%
Electric Utilities	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007703
Shareholder Report [Line Items]
Fund Name			LVIP Mondrian International Value Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	0.99%

Expenses Paid, Amount			$ 117
Expense Ratio, Percent			0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  Currency strength, expansionary fiscal stimulus, loosening monetary policy and substantial investment in artificial intelligence helped drive international equity markets significantly higher in 2025. The Fund outperformed the MSCI EAFE Index in the past twelve months.

  The underweight position in Australia and lack of exposure to Denmark added to relative returns. Relative returns were also supported by stock selection in Spain and the U.K., where Banco Santander and Lloyds Bank were buoyed by strong earnings and strong capital generation that drove a step up in shareholder returns.

  The positive impact of the overweight position in the strong utilities sector and underweight positions in the relatively weak health care and information technology sectors more than offset the negative impact of the underweight position in the strong financials sector.

  Strong stock selection within the financials and industrials sectors also added to relative returns. Stock selection in industrials was driven by Bouygues, which outperformed, supported by continued profit margin expansion in its energy services division.

  The positive impact of the overweight position in the strong Euro was more than offset by the overweight position in the pegged Hong Kong dollar and the lack of exposure to the strong Swedish krona.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,375	$10,283	$10,100
12/31/2017	$12,558	$12,844	$12,628
12/31/2018	$11,089	$10,997	$10,887
12/31/2019	$13,079	$13,498	$13,284
12/31/2020	$12,398	$14,636	$14,322
12/31/2021	$13,760	$16,419	$15,935
12/31/2022	$12,250	$13,913	$13,632
12/31/2023	$14,677	$16,313	$16,118
12/31/2024	$15,327	$17,027	$16,735
12/31/2025	$20,853	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	36.05%	10.96%	7.63%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 1,166,054,004
Holdings Count | Holding			49
Advisory Fees Paid, Amount			$ 7,508,815
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,054,004
# of Portfolio Holdings	49
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,508,815

Holdings [Text Block]	Top 5 Countries (Equity)
Japan	23.4%
United Kingdom	19.3%
France	15.6%
Germany	10.1%
Italy	6.7%

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.1%
Other	0.5%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Pharmaceuticals	10.2%
Banks	10.1%
Insurance	6.7%
Machinery	6.2%
Electric Utilities	6.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000139580
Shareholder Report [Line Items]
Fund Name			LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,590	$11,244	$11,196	$10,937
12/31/2017	$12,773	$13,658	$13,640	$13,473
12/31/2018	$11,723	$12,968	$13,042	$12,394
12/31/2019	$14,040	$17,018	$17,149	$15,822
12/31/2020	$16,212	$20,575	$20,304	$18,297
12/31/2021	$18,789	$25,880	$26,132	$22,116
12/31/2022	$15,420	$20,851	$21,399	$18,299
12/31/2023	$19,431	$26,363	$27,025	$22,407
12/31/2024	$22,704	$32,715	$33,786	$26,225
12/31/2025	$26,293	$38,390	$39,827	$32,066

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.81%	10.15%	10.15%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
LVIP Multi-Manager Global Equity Composite	22.27%	11.87%	12.36%

AssetsNet			$ 95,507,231
Holdings Count | Holding			15
Advisory Fees Paid, Amount			$ 191,358
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,507,231
# of Portfolio Holdings	15
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$191,358

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	38.8%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000139581
Shareholder Report [Line Items]
Fund Name			LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.56%

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	LVIP Multi-Manager Global Equity Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,554	$11,244	$11,196	$10,937
12/31/2017	$12,684	$13,658	$13,640	$13,473
12/31/2018	$11,599	$12,968	$13,042	$12,394
12/31/2019	$13,844	$17,018	$17,149	$15,822
12/31/2020	$15,930	$20,575	$20,304	$18,297
12/31/2021	$18,398	$25,880	$26,132	$22,116
12/31/2022	$15,046	$20,851	$21,399	$18,299
12/31/2023	$18,895	$26,363	$27,025	$22,407
12/31/2024	$22,001	$32,715	$33,786	$26,225
12/31/2025	$25,390	$38,390	$39,827	$32,066

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.40%	9.77%	9.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
LVIP Multi-Manager Global Equity Composite	22.27%	11.87%	12.36%

AssetsNet			$ 95,507,231
Holdings Count | Holding			15
Advisory Fees Paid, Amount			$ 191,358
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$95,507,231
# of Portfolio Holdings	15
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$191,358

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.8%
Equity Funds	38.8%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000087494
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Diversified Floating Rate Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$64	0.63%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed-income markets had positive returns over 2025 despite trade tensions that erupted repeatedly over the year. Performance was aided by the positive momentum displayed by the U.S. economy aided by policy support as the U.S. Federal Reserve resumed its easing and the U.S. Government ran large fiscal deficits. Capital expenditures on Artificial Intelligence (AI) was also a contributor to growth. Corporate and consumer fundamentals remained strong even as the cumulative effects of inflation are weighing on lower income cohorts.

  The Fund outperformed the Secured Overnight Funding Rate, with performance driven by sector allocation to corporate's, including both high yield and investment grade, and sector allocation to and security selection within securitized assets, especially within collateralized mortgage-backed securities and residential mortgage-backed securities with some contribution from collateralized loan obligations.

  Sector allocation to Bank Loans was also a positive contributor.

  Curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2015	$10,000	$10,000	$-	$10,000
12/31/2016	$10,225	$10,254	$-	$10,066
12/31/2017	$10,485	$10,602	$-	$10,178
12/31/2018	$10,513	$10,617	$10,152	$10,389
12/31/2019	$10,997	$11,535	$10,380	$10,660
12/31/2020	$11,147	$12,399	$10,419	$10,775
12/31/2021	$11,191	$12,200	$10,423	$10,793
12/31/2022	$11,202	$10,615	$10,599	$10,925
12/31/2023	$11,826	$11,179	$11,151	$11,483
12/31/2024	$12,543	$11,331	$11,749	$12,112
12/31/2025	$13,141	$12,138	$12,265	$12,647

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	4.76%	3.35%	2.77%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Secured Overnight Finance Rate (SOFR)	4.39%	3.32%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	4.42%	3.26%	2.38%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 790,887,614
Holdings Count | Holding			271
Advisory Fees Paid, Amount			$ 4,355,234
InvestmentCompanyPortfolioTurnover			122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$790,887,614
# of Portfolio Holdings	271
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$4,355,234

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.7%
AAA	26.4%
AA	5.8%
A	4.1%
BBB	8.5%
BB	5.0%
B	2.1%
Not Rated	0.4%

Asset Allocation

U.S. Treasury Obligations	34.7%
Corporate Bonds	13.3%
Non-Agency Asset-Backed Securities	9.0%
Agency Mortgage-Backed Securities	8.0%
Supranational Banks	7.6%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
Short-Term Investments	6.0%
Loan Agreements	4.0%
Regional Bonds	2.7%
Sovereign Bonds	2.4%
Other	5.9%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	4.5%
Diversified Financial Services	1.1%
Telecommunications	1.0%
Media	0.7%
Pharmaceuticals	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000087495
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Diversified Floating Rate Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Diversified Floating Rate Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.88%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. fixed-income markets had positive returns over 2025 despite trade tensions that erupted repeatedly over the year. Performance was aided by the positive momentum displayed by the U.S. economy aided by policy support as the U.S. Federal Reserve resumed its easing and the U.S. Government ran large fiscal deficits. Capital expenditures on Artificial Intelligence (AI) was also a contributor to growth. Corporate and consumer fundamentals remained strong even as the cumulative effects of inflation are weighing on lower income cohorts.

  The Fund outperformed the Secured Overnight Funding Rate, with performance driven by sector allocation to corporate's, including both high yield and investment grade, and sector allocation to and security selection within securitized assets, especially within collateralized mortgage-backed securities and residential mortgage-backed securities with some contribution from collateralized loan obligations.

  Sector allocation to Bank Loans was also a positive contributor.

  Curve positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Secured Overnight Finance Rate (SOFR)	ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index
12/31/2015	$10,000	$10,000	$-	$10,000
12/31/2016	$10,201	$10,254	$-	$10,066
12/31/2017	$10,433	$10,602	$-	$10,178
12/31/2018	$10,435	$10,617	$10,152	$10,389
12/31/2019	$10,888	$11,535	$10,380	$10,660
12/31/2020	$11,010	$12,399	$10,419	$10,775
12/31/2021	$11,025	$12,200	$10,423	$10,793
12/31/2022	$11,008	$10,615	$10,599	$10,925
12/31/2023	$11,592	$11,179	$11,151	$11,483
12/31/2024	$12,265	$11,331	$11,749	$12,112
12/31/2025	$12,818	$12,138	$12,265	$12,647

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	4.51%	3.09%	2.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Secured Overnight Finance Rate (SOFR)	4.39%	3.32%	N/A
ICE Bank of America USD 3-Month Deposit Offered Rate Constant Maturity Index	4.42%	3.26%	2.38%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 790,887,614
Holdings Count | Holding			271
Advisory Fees Paid, Amount			$ 4,355,234
InvestmentCompanyPortfolioTurnover			122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$790,887,614
# of Portfolio Holdings	271
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$4,355,234

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	47.7%
AAA	26.4%
AA	5.8%
A	4.1%
BBB	8.5%
BB	5.0%
B	2.1%
Not Rated	0.4%

Asset Allocation

U.S. Treasury Obligations	34.7%
Corporate Bonds	13.3%
Non-Agency Asset-Backed Securities	9.0%
Agency Mortgage-Backed Securities	8.0%
Supranational Banks	7.6%
Non-Agency Commercial Mortgage-Backed Securities	6.4%
Short-Term Investments	6.0%
Loan Agreements	4.0%
Regional Bonds	2.7%
Sovereign Bonds	2.4%
Other	5.9%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	4.5%
Diversified Financial Services	1.1%
Telecommunications	1.0%
Media	0.7%
Pharmaceuticals	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Floating Rate Fund" to the "LVIP Nomura Diversified Rate Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223152
Shareholder Report [Line Items]
Fund Name			LVIP Nomura High Yield Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.74%

Expenses Paid, Amount			$ 77
Expense Ratio, Percent			0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

High yield default rates remained low during 2025. The Fund produced positive absolute returns and outperformed the ICE BofA US HY Constnd TR USD.

Key contributors to performance included:

  Security selection within the media sector, banking sector, capital goods sector and energy sector.

Key detractors from performance included:

  Underweight to the real estate sector, consumer goods sector, services sector and telecommunications sector.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,316	$10,254	$11,749
12/31/2017	$12,163	$10,602	$12,628
12/31/2018	$11,619	$10,617	$12,342
12/31/2019	$13,528	$11,535	$14,120
12/31/2020	$14,508	$12,399	$14,978
12/31/2021	$15,222	$12,200	$15,779
12/31/2022	$13,485	$10,615	$14,010
12/31/2023	$15,193	$11,179	$15,897
12/31/2024	$16,206	$11,331	$17,201
12/31/2025	$17,707	$12,138	$18,664

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	9.26%	4.07%	5.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 160,961,025
Holdings Count | Holding			256
Advisory Fees Paid, Amount			$ 1,040,393
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$160,961,025
# of Portfolio Holdings	256
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$1,040,393

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.6%
BB	64.0%
B	20.2%
CCC	6.9%
Not Rated	0.3%

Asset Allocation

Corporate Bonds	87.1%
Loan Agreements	5.4%
Non-Agency Asset-Backed Securities	3.3%
Money Market Funds	1.8%
Other	2.4%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	6.6%
Commercial Services	5.1%
Oil & Gas	5.0%
Health Care Services	4.6%
Diversified Financial Services	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223153
Shareholder Report [Line Items]
Fund Name			LVIP Nomura High Yield Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura High Yield Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.04%

Expenses Paid, Amount			$ 109
Expense Ratio, Percent			1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

High yield default rates remained low during 2025. The Fund produced positive absolute returns and outperformed the ICE BofA US HY Constnd TR USD.

Key contributors to performance included:

  Security selection within the media sector, banking sector, capital goods sector and energy sector.

Key detractors from performance included:

  Underweight to the real estate sector, consumer goods sector, services sector and telecommunications sector.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,291	$10,254	$11,749
12/31/2017	$12,111	$10,602	$12,628
12/31/2018	$11,534	$10,617	$12,342
12/31/2019	$13,393	$11,535	$14,120
12/31/2020	$14,316	$12,399	$14,978
12/31/2021	$14,973	$12,200	$15,779
12/31/2022	$13,226	$10,615	$14,010
12/31/2023	$14,858	$11,179	$15,897
12/31/2024	$15,800	$11,331	$17,201
12/31/2025	$17,212	$12,138	$18,664

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.94%	3.75%	5.58%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 160,961,025
Holdings Count | Holding			256
Advisory Fees Paid, Amount			$ 1,040,393
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$160,961,025
# of Portfolio Holdings	256
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$1,040,393

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.6%
BB	64.0%
B	20.2%
CCC	6.9%
Not Rated	0.3%

Asset Allocation

Corporate Bonds	87.1%
Loan Agreements	5.4%
Non-Agency Asset-Backed Securities	3.3%
Money Market Funds	1.8%
Other	2.4%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Media	6.6%
Commercial Services	5.1%
Oil & Gas	5.0%
Health Care Services	4.6%
Diversified Financial Services	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie High Yield Fund" to the "LVIP Nomura High Yield Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007710
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Mid Cap Value Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.42%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2025, mid-cap value companies outperformed mid-cap growth companies, though large-caps outperformed mid- and small-caps. Higher quality mid-cap value companies outperformed in 2025. The Fund outperformed the Russell Mid Cap Value Index (the "Index") in 2025 with positive stock selection contributing to outperformance. Stock selection in the industrials and information technology sectors contributed to performance, while stock selection in the materials and health care sectors detracted.

  Within industrials, the Fund's holdings in the building products and machinery industries contributed.

  Within the information technology sector, communications equipment company, Ciena Corporation, outperformed.

  The Fund’s holdings in the real estate sector outperformed, specifically the industrial and specialized REITs.

  Strong stock selection, in addition to an overweight allocation to companies in the financials sector, contributed in 2025.

  The Fund’s holdings in the health care sector underperformed those in the Index.

  Not owning biotechnology companies detracted on a relative basis.

  Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,040	$11,244	$12,000
12/31/2017	$14,178	$13,658	$13,601
12/31/2018	$12,086	$12,968	$11,930
12/31/2019	$15,764	$17,018	$15,158
12/31/2020	$15,844	$20,575	$15,910
12/31/2021	$20,901	$25,880	$20,419
12/31/2022	$19,047	$20,851	$17,962
12/31/2023	$21,188	$26,363	$20,246
12/31/2024	$24,328	$32,715	$22,892
12/31/2025	$27,575	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.35%	11.72%	10.68%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 996,406,801
Holdings Count | Holding			94
Advisory Fees Paid, Amount			$ 3,437,112
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$996,406,801
# of Portfolio Holdings	94
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,437,112

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.6%
Banks	5.3%
Machinery	5.0%
Capital Markets	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007711
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Mid Cap Value Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.77%

Expenses Paid, Amount			$ 82
Expense Ratio, Percent			0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During 2025, mid-cap value companies outperformed mid-cap growth companies, though large-caps outperformed mid- and small-caps. Higher quality mid-cap value companies outperformed in 2025. The Fund outperformed the Russell Mid Cap Value Index (the "Index") in 2025 with positive stock selection contributing to outperformance. Stock selection in the industrials and information technology sectors contributed to performance, while stock selection in the materials and health care sectors detracted.

  Within industrials, the Fund's holdings in the building products and machinery industries contributed.

  Within the information technology sector, communications equipment company, Ciena Corporation, outperformed.

  The Fund’s holdings in the real estate sector outperformed, specifically the industrial and specialized REITs.

  Strong stock selection, in addition to an overweight allocation to companies in the financials sector, contributed in 2025.

  The Fund’s holdings in the health care sector underperformed those in the Index.

  Not owning biotechnology companies detracted on a relative basis.

  Stock selection in the materials sector was weak as the Fund’s holdings in the chemicals industry underperformed.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,998	$11,244	$12,000
12/31/2017	$14,079	$13,658	$13,601
12/31/2018	$11,961	$12,968	$11,930
12/31/2019	$15,545	$17,018	$15,158
12/31/2020	$15,570	$20,575	$15,910
12/31/2021	$20,468	$25,880	$20,419
12/31/2022	$18,586	$20,851	$17,962
12/31/2023	$20,604	$26,363	$20,246
12/31/2024	$23,575	$32,715	$22,892
12/31/2025	$26,629	$38,390	$25,421

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.95%	11.33%	10.29%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 996,406,801
Holdings Count | Holding			94
Advisory Fees Paid, Amount			$ 3,437,112
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$996,406,801
# of Portfolio Holdings	94
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$3,437,112

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Money Market Funds	0.1%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.6%
Banks	5.3%
Machinery	5.0%
Capital Markets	4.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Mid Cap Value Fund" to the "LVIP Nomura Mid Cap Value Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223159
Shareholder Report [Line Items]
Fund Name			LVIP Nomura SMID Cap Core Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$84	0.80%

Expenses Paid, Amount			$ 84
Expense Ratio, Percent			0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2500 Index, which was up 11.91% in 2025. After a brief sell-off following the April "Liberation Day" tariff announcements, U.S. small and midcap equity markets rallied higher led by low-quality risk factors.

  The Fund's overweight to quality and underweight to risk accounted for the majority of relative underperformance.

  Stock selection was strongest within health care, consumer staples, and media. Insmed Incorporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within capital goods and finance detracted from relative performance. KBR, Inc. was the biggest detractor held in the Fund. A lack of exposure to Robinhood Markets, Inc. was the largest overall detractor.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,829	$11,244	$11,759
12/31/2017	$12,849	$13,658	$13,736
12/31/2018	$11,292	$12,968	$12,362
12/31/2019	$14,638	$17,018	$15,794
12/31/2020	$16,260	$20,575	$18,952
12/31/2021	$20,029	$25,880	$22,398
12/31/2022	$17,279	$20,851	$18,284
12/31/2023	$20,121	$26,363	$21,469
12/31/2024	$23,085	$32,715	$24,044
12/31/2025	$25,129	$38,390	$26,907

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	8.85%	9.10%	9.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Index	11.91%	7.26%	10.40%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 663,785,961
Holdings Count | Holding			118
Advisory Fees Paid, Amount			$ 4,761,681
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$663,785,961
# of Portfolio Holdings	118
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,761,681

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.0%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.6%
Software	6.2%
Biotechnology	6.2%
Semiconductors & Semiconductor Equipment	5.0%
Machinery	5.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223158
Shareholder Report [Line Items]
Fund Name			LVIP Nomura SMID Cap Core Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura SMID Cap Core Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.10%

Expenses Paid, Amount			$ 115
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 2500 Index, which was up 11.91% in 2025. After a brief sell-off following the April "Liberation Day" tariff announcements, U.S. small and midcap equity markets rallied higher led by low-quality risk factors.

  The Fund's overweight to quality and underweight to risk accounted for the majority of relative underperformance.

  Stock selection was strongest within health care, consumer staples, and media. Insmed Incorporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within capital goods and finance detracted from relative performance. KBR, Inc. was the biggest detractor held in the Fund. A lack of exposure to Robinhood Markets, Inc. was the largest overall detractor.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2500™ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,802	$11,244	$11,759
12/31/2017	$12,787	$13,658	$13,736
12/31/2018	$11,201	$12,968	$12,362
12/31/2019	$14,478	$17,018	$15,794
12/31/2020	$16,033	$20,575	$18,952
12/31/2021	$19,692	$25,880	$22,398
12/31/2022	$16,938	$20,851	$18,284
12/31/2023	$19,665	$26,363	$21,469
12/31/2024	$22,493	$32,715	$24,044
12/31/2025	$24,412	$38,390	$26,907

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.53%	8.77%	9.34%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Index	11.91%	7.26%	10.40%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 663,785,961
Holdings Count | Holding			118
Advisory Fees Paid, Amount			$ 4,761,681
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$663,785,961
# of Portfolio Holdings	118
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$4,761,681

Holdings [Text Block]

Asset Allocation

Common Stock	98.0%
Money Market Funds	2.0%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	8.6%
Software	6.2%
Biotechnology	6.2%
Semiconductors & Semiconductor Equipment	5.0%
Machinery	5.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie SMID Cap Core Fund" to the "LVIP Nomura SMID Cap Core Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007708
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Social Awareness Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.44%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 1000 Index (the "Index"), which was up 17.37% in 2025. The growth style again outperformed value with technology, capital goods, and finance contributing most to the Index return.

  Sector allocations contributed positively to performance while stock selection detracted.

  Stock selection was strongest within health care, consumer staples, and REITs. Insmed Incporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within technology and finance detracted from relative performance. Software provider, ServiceNow, Inc., was the largest detractor within technology. Software was one of the weakest industries within the benchmark on fears that Artificial Intelligence ("AI") would disintermediate incumbent software providers.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,664	$11,244	$11,205
12/31/2017	$12,817	$13,658	$13,636
12/31/2018	$12,232	$12,968	$12,983
12/31/2019	$16,144	$17,018	$17,063
12/31/2020	$19,322	$20,575	$20,640
12/31/2021	$24,429	$25,880	$26,101
12/31/2022	$19,614	$20,851	$21,108
12/31/2023	$25,532	$26,363	$26,708
12/31/2024	$30,911	$32,715	$33,255
12/31/2025	$35,565	$38,390	$39,030

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.06%	12.98%	13.53%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 822,330,426
Holdings Count | Holding			91
Advisory Fees Paid, Amount			$ 2,965,043
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,330,426
# of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,965,043

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.8%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.8%
Software	12.7%
Interactive Media & Services	8.8%
Banks	6.1%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007709
Shareholder Report [Line Items]
Fund Name			LVIP Nomura Social Awareness Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura Social Awareness Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.79%

Expenses Paid, Amount			$ 85
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Russell 1000 Index (the "Index"), which was up 17.37% in 2025. The growth style again outperformed value with technology, capital goods, and finance contributing most to the Index return.

  Sector allocations contributed positively to performance while stock selection detracted.

  Stock selection was strongest within health care, consumer staples, and REITs. Insmed Incporated, which develops treatments for rare pulmonary diseases, was the top contributor to performance.

  Stock selection within technology and finance detracted from relative performance. Software provider, ServiceNow, Inc., was the largest detractor within technology. Software was one of the weakest industries within the benchmark on fears that Artificial Intelligence ("AI") would disintermediate incumbent software providers.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,626	$11,244	$11,205
12/31/2017	$12,727	$13,658	$13,636
12/31/2018	$12,105	$12,968	$12,983
12/31/2019	$15,920	$17,018	$17,063
12/31/2020	$18,987	$20,575	$20,640
12/31/2021	$23,922	$25,880	$26,101
12/31/2022	$19,139	$20,851	$21,108
12/31/2023	$24,827	$26,363	$26,708
12/31/2024	$29,953	$32,715	$33,255
12/31/2025	$34,343	$38,390	$39,030

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.65%	12.58%	13.13%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 822,330,426
Holdings Count | Holding			91
Advisory Fees Paid, Amount			$ 2,965,043
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$822,330,426
# of Portfolio Holdings	91
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$2,965,043

Holdings [Text Block]

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.8%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.8%
Software	12.7%
Interactive Media & Services	8.8%
Banks	6.1%
Technology Hardware, Storage & Peripherals	5.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie Social Awareness Fund" to the "LVIP Nomura Social Awareness Fund."
Material Fund Change Adviser [Text Block]			In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund.
Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223160
Shareholder Report [Line Items]
Fund Name			LVIP Nomura U.S. Growth Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$80	0.72%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth Index for calendar year 2025. Resilient earnings and a continuation of the artificial intelligence-led rally drove markets higher for the year, despite tariff-related volatility. Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in communication services and healthcare were top contributors.

  An underweight position in information technology and an overweight position in consumer staples were the largest detractors from relative returns.

  At the stock level, an overweight to semiconductor fabrication equipment manufacturer, Lam Research, was the largest contributor to excess return. An underweight to NVIDIA Corp. was the largest relative detractor.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,484	$11,244	$10,708
12/31/2017	$12,165	$13,658	$13,943
12/31/2018	$11,800	$12,968	$13,732
12/31/2019	$15,016	$17,018	$18,729
12/31/2020	$21,642	$20,575	$25,938
12/31/2021	$25,559	$25,880	$33,096
12/31/2022	$18,489	$20,851	$23,453
12/31/2023	$27,428	$26,363	$33,462
12/31/2024	$36,772	$32,715	$44,623
12/31/2025	$45,085	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	22.61%	15.81%	16.25%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 497,916,316
Holdings Count | Holding			61
Advisory Fees Paid, Amount			$ 3,040,592
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$497,916,316
# of Portfolio Holdings	61
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,040,592

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.4%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.0%
Software	16.8%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	9.4%
Broadline Retail	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."
Material Fund Change Adviser [Text Block]

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223161
Shareholder Report [Line Items]
Fund Name			LVIP Nomura U.S. Growth Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura U.S. Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.02%

Expenses Paid, Amount			$ 113
Expense Ratio, Percent			1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Russell 1000 Growth Index for calendar year 2025. Resilient earnings and a continuation of the artificial intelligence-led rally drove markets higher for the year, despite tariff-related volatility. Within the Fund, outperformance was predominantly driven by strong asset allocation. From a sector perspective, overweight positions in communication services and healthcare were top contributors.

  An underweight position in information technology and an overweight position in consumer staples were the largest detractors from relative returns.

  At the stock level, an overweight to semiconductor fabrication equipment manufacturer, Lam Research, was the largest contributor to excess return. An underweight to NVIDIA Corp. was the largest relative detractor.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,451	$11,244	$10,708
12/31/2017	$12,107	$13,658	$13,943
12/31/2018	$11,708	$12,968	$13,732
12/31/2019	$14,855	$17,018	$18,729
12/31/2020	$21,344	$20,575	$25,938
12/31/2021	$25,132	$25,880	$33,096
12/31/2022	$18,125	$20,851	$23,453
12/31/2023	$26,807	$26,363	$33,462
12/31/2024	$35,831	$32,715	$44,623
12/31/2025	$43,798	$38,390	$52,906

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	22.24%	15.46%	15.92%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 497,916,316
Holdings Count | Holding			61
Advisory Fees Paid, Amount			$ 3,040,592
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$497,916,316
# of Portfolio Holdings	61
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$3,040,592

Holdings [Text Block]

Asset Allocation

Common Stock	99.4%
Money Market Funds	0.4%
Other	0.2%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.0%
Software	16.8%
Interactive Media & Services	14.0%
Technology Hardware, Storage & Peripherals	9.4%
Broadline Retail	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. Growth Fund" to the "LVIP Nomura U.S. Growth Fund."
Material Fund Change Adviser [Text Block]

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223157
Shareholder Report [Line Items]
Fund Name			LVIP Nomura U.S. REIT Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.83%

Expenses Paid, Amount			$ 83
Expense Ratio, Percent			0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE Nareit Equity REITs Index for calendar year 2025. REITs faced valuation headwinds in 2025, driven by a softening of U.S. Federal Reserve rate cut expecations. Despite this, moderate funds from operations (FFO) growth paired with stable yields demonstrated operational resilience.

  Within the Fund, relative underperformance was driven by asset allocation, whilst stock selection was a positive contributor.

  At the sector level, underweight allocations to office and data centers contributed positively to relative performance.

  Within the office sector, underweight positions in Vornado Realty Trust and SL Green Realty Corp. were key contributors to excess return.

  An underweight allocation to industrial REITs and health care REITs were the largest detractors from excess returns, driven primarily by allocation effect.

  Within the health care sector, an overweight position in Alexandria Real Estate Equities, Inc. and an underweight position in Omega Healthcare Investors, Inc. were key detractors from excess return.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,587	$11,244	$10,852
12/31/2017	$10,749	$13,658	$11,419
12/31/2018	$9,973	$12,968	$10,891
12/31/2019	$12,647	$17,018	$13,723
12/31/2020	$11,331	$20,575	$12,625
12/31/2021	$16,211	$25,880	$18,083
12/31/2022	$12,109	$20,851	$13,677
12/31/2023	$13,632	$26,363	$15,555
12/31/2024	$14,705	$32,715	$16,914
12/31/2025	$14,855	$38,390	$17,401

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	1.02%	5.57%	4.04%
Morningstar US Market Index	17.35%	13.29%	14.40%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 347,931,383
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 2,639,067
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$347,931,383
# of Portfolio Holdings	68
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,639,067

Holdings [Text Block]

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.1%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	19.9%
REIT Health Care	17.1%
REIT Apartments	13.1%
REIT Warehouse/Industry	11.5%
REIT Storage	9.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."
Material Fund Change Adviser [Text Block]

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223156
Shareholder Report [Line Items]
Fund Name			LVIP Nomura U.S. REIT Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Nomura U.S. REIT Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.13%

Expenses Paid, Amount			$ 113
Expense Ratio, Percent			1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the FTSE Nareit Equity REITs Index for calendar year 2025. REITs faced valuation headwinds in 2025, driven by a softening of U.S. Federal Reserve rate cut expecations. Despite this, moderate funds from operations (FFO) growth paired with stable yields demonstrated operational resilience.

  Within the Fund, relative underperformance was driven by asset allocation, whilst stock selection was a positive contributor.

  At the sector level, underweight allocations to office and data centers contributed positively to relative performance.

  Within the office sector, underweight positions in Vornado Realty Trust and SL Green Realty Corp. were key contributors to excess return.

  An underweight allocation to industrial REITs and health care REITs were the largest detractors from excess returns, driven primarily by allocation effect.

  Within the health care sector, an overweight position in Alexandria Real Estate Equities, Inc. and an underweight position in Omega Healthcare Investors, Inc. were key detractors from excess return.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	FTSE Nareit Equity REITs Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,561	$11,244	$10,852
12/31/2017	$10,695	$13,658	$11,419
12/31/2018	$9,891	$12,968	$10,891
12/31/2019	$12,512	$17,018	$13,723
12/31/2020	$11,181	$20,575	$12,625
12/31/2021	$15,937	$25,880	$18,083
12/31/2022	$11,869	$20,851	$13,677
12/31/2023	$13,322	$26,363	$15,555
12/31/2024	$14,327	$32,715	$16,914
12/31/2025	$14,430	$38,390	$17,401

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	0.72%	5.24%	3.74%
Morningstar US Market Index	17.35%	13.29%	14.40%
FTSE Nareit Equity REITs Index	2.88%	6.63%	5.70%

Material Change Date		Dec. 01, 2025
AssetsNet			$ 347,931,383
Holdings Count | Holding			68
Advisory Fees Paid, Amount			$ 2,639,067
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$347,931,383
# of Portfolio Holdings	68
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,639,067

Holdings [Text Block]

Asset Allocation

Common Stock	97.6%
Money Market Funds	2.1%
Other	0.3%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

REIT Diversified	19.9%
REIT Health Care	17.1%
REIT Apartments	13.1%
REIT Warehouse/Industry	11.5%
REIT Storage	9.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Name [Text Block]			Effective December 1, 2025, the Fund changed its name from the "LVIP Macquarie U.S. REIT Fund" to the "LVIP Nomura U.S. REIT Fund."
Material Fund Change Adviser [Text Block]

In addition, Nomura Investments Fund Advisers, a series of Nomura Investment Management Business Trust, became sub-adviser to the Fund, with Macquarie Investment Management Global Limited becoming sub-sub-adviser.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000139574
Shareholder Report [Line Items]
Fund Name			LVIP PIMCO Low Duration Bond Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.60%

Expenses Paid, Amount			$ 62
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions such as a cooling labor market prompted three rate cuts from the U.S. Federal Reserve (the "Fed") in 2025. The high starting yields, combined with Fed rate cuts, served as positive backdrops for strong bond performance in 2025. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA 1-3Y U.S. Treasury TR USD. Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high quality Agency mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities and collateralized loan obligations served as attractive, diversifying sources of yield.

  Within rates, U.S. and Australia duration positioning, detracted from performance.

  Within currency strategies, tactical exposure to select emerging market currencies contributed to performance. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund's exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,263	$10,254	$10,089
12/31/2017	$10,435	$10,602	$10,131
12/31/2018	$10,556	$10,617	$10,292
12/31/2019	$10,911	$11,535	$10,657
12/31/2020	$11,358	$12,399	$10,988
12/31/2021	$11,285	$12,200	$10,927
12/31/2022	$10,735	$10,615	$10,528
12/31/2023	$11,258	$11,179	$10,976
12/31/2024	$11,835	$11,331	$11,424
12/31/2025	$12,482	$12,138	$12,006

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	5.47%	1.91%	2.24%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE Bank of America 1-3 Yr US Treasury Index	5.09%	1.79%	1.85%

AssetsNet			$ 875,785,687
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 3,880,521
InvestmentCompanyPortfolioTurnover			243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,785,687
# of Portfolio Holdings	517
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$3,880,521

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	24.5%
AAA	30.6%
AA	2.8%
A	9.6%
BBB	14.9%
BB	1.3%
Not Rated	16.3%

Asset Allocation

Corporate Bonds	32.3%
Non-Agency Asset-Backed Securities	28.7%
Agency Mortgage-Backed Securities	19.3%
Agency Collateralized Mortgage Obligations	17.3%
U.S. Treasury Obligations	8.1%
Non-Agency Collateralized Mortgage Obligations	2.8%
Short-Term Investments	2.7%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Sovereign Bonds	2.1%
Municipal Bonds	0.6%
Other	(16.3%)

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.2%
Auto Manufacturers	3.8%
Electric	3.5%
Diversified Financial Services	3.5%
Real Estate Investment Trusts	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000139575
Shareholder Report [Line Items]
Fund Name			LVIP PIMCO Low Duration Bond Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.85%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Macroeconomic conditions such as a cooling labor market prompted three rate cuts from the U.S. Federal Reserve (the "Fed") in 2025. The high starting yields, combined with Fed rate cuts, served as positive backdrops for strong bond performance in 2025. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA 1-3Y U.S. Treasury TR USD. Spread sectors largely contributed to performance, driven by tactical allocations to securitized and investment grade corporate credit.

  Within securitized, high quality Agency mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities and collateralized loan obligations served as attractive, diversifying sources of yield.

  Within rates, U.S. and Australia duration positioning, detracted from performance.

  Within currency strategies, tactical exposure to select emerging market currencies contributed to performance. Derivatives in the Fund were instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund's exposure to interest rates was partly facilitated through the use of interest rate swaps, futures, and swaptions. The Fund utilized credit default swaps to manage credit beta. Currency positioning was partly achieved through currency forward agreements.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	ICE Bank of America 1-3 Yr US Treasury Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,237	$10,254	$10,089
12/31/2017	$10,384	$10,602	$10,131
12/31/2018	$10,477	$10,617	$10,292
12/31/2019	$10,803	$11,535	$10,657
12/31/2020	$11,217	$12,399	$10,988
12/31/2021	$11,117	$12,200	$10,927
12/31/2022	$10,548	$10,615	$10,528
12/31/2023	$11,035	$11,179	$10,976
12/31/2024	$11,572	$11,331	$11,424
12/31/2025	$12,175	$12,138	$12,006

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	5.21%	1.65%	1.99%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE Bank of America 1-3 Yr US Treasury Index	5.09%	1.79%	1.85%

AssetsNet			$ 875,785,687
Holdings Count | Holding			517
Advisory Fees Paid, Amount			$ 3,880,521
InvestmentCompanyPortfolioTurnover			243.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,785,687
# of Portfolio Holdings	517
Portfolio Turnover Rate	243%
Total Advisory Fees Paid	$3,880,521

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	24.5%
AAA	30.6%
AA	2.8%
A	9.6%
BBB	14.9%
BB	1.3%
Not Rated	16.3%

Asset Allocation

Corporate Bonds	32.3%
Non-Agency Asset-Backed Securities	28.7%
Agency Mortgage-Backed Securities	19.3%
Agency Collateralized Mortgage Obligations	17.3%
U.S. Treasury Obligations	8.1%
Non-Agency Collateralized Mortgage Obligations	2.8%
Short-Term Investments	2.7%
Non-Agency Commercial Mortgage-Backed Securities	2.4%
Sovereign Bonds	2.1%
Municipal Bonds	0.6%
Other	(16.3%)

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	7.2%
Auto Manufacturers	3.8%
Electric	3.5%
Diversified Financial Services	3.5%
Real Estate Investment Trusts	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090467
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Conservative Index Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.20%

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,501	$10,254	$10,265	$10,547
12/31/2017	$11,626	$10,602	$10,628	$11,730
12/31/2018	$11,121	$10,617	$10,629	$11,293
12/31/2019	$12,771	$11,535	$11,556	$13,049
12/31/2020	$14,327	$12,399	$12,423	$14,650
12/31/2021	$15,240	$12,200	$12,232	$15,658
12/31/2022	$12,992	$10,615	$10,641	$13,441
12/31/2023	$14,386	$11,179	$11,229	$14,950
12/31/2024	$15,241	$11,331	$11,369	$15,906
12/31/2025	$17,191	$12,138	$12,199	$18,051

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	12.80%	3.71%	5.57%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Index Allocation Composite	13.48%	4.26%	6.08%

AssetsNet			$ 152,062,737
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 220,173
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,062,737
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$220,173

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.5%
Equity Funds	22.1%
International Equity Funds	18.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090468
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Conservative Index Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.45%

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,474	$10,254	$10,265	$10,547
12/31/2017	$11,567	$10,602	$10,628	$11,730
12/31/2018	$11,038	$10,617	$10,629	$11,293
12/31/2019	$12,643	$11,535	$11,556	$13,049
12/31/2020	$14,149	$12,399	$12,423	$14,650
12/31/2021	$15,012	$12,200	$12,232	$15,658
12/31/2022	$12,766	$10,615	$10,641	$13,441
12/31/2023	$14,101	$11,179	$11,229	$14,950
12/31/2024	$14,902	$11,331	$11,369	$15,906
12/31/2025	$16,767	$12,138	$12,199	$18,051

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.51%	3.45%	5.30%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Index Allocation Composite	13.48%	4.26%	6.08%

AssetsNet			$ 152,062,737
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 220,173
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$152,062,737
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$220,173

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.5%
Equity Funds	22.1%
International Equity Funds	18.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090469
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Moderate Index Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,665	$10,254	$10,265	$10,709
12/31/2017	$12,216	$10,602	$10,628	$12,321
12/31/2018	$11,450	$10,617	$10,629	$11,621
12/31/2019	$13,538	$11,535	$11,556	$13,827
12/31/2020	$15,411	$12,399	$12,423	$15,744
12/31/2021	$17,013	$12,200	$12,232	$17,452
12/31/2022	$14,391	$10,615	$10,641	$14,854
12/31/2023	$16,343	$11,179	$11,229	$16,946
12/31/2024	$17,712	$11,331	$11,369	$18,456
12/31/2025	$20,482	$12,138	$12,199	$21,465

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	15.64%	5.85%	7.43%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Index Allocation Composite	16.31%	6.40%	7.94%

AssetsNet			$ 694,154,147
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 984,733
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$694,154,147
# of Portfolio Holdings	8
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$984,733

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.0%
International Equity Funds	26.4%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090470
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Moderate Index Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,637	$10,254	$10,265	$10,709
12/31/2017	$12,155	$10,602	$10,628	$12,321
12/31/2018	$11,364	$10,617	$10,629	$11,621
12/31/2019	$13,403	$11,535	$11,556	$13,827
12/31/2020	$15,219	$12,399	$12,423	$15,744
12/31/2021	$16,759	$12,200	$12,232	$17,452
12/31/2022	$14,141	$10,615	$10,641	$14,854
12/31/2023	$16,019	$11,179	$11,229	$16,946
12/31/2024	$17,317	$11,331	$11,369	$18,456
12/31/2025	$19,974	$12,138	$12,199	$21,465

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	15.35%	5.59%	7.16%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Index Allocation Composite	16.31%	6.40%	7.94%

AssetsNet			$ 694,154,147
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 984,733
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$694,154,147
# of Portfolio Holdings	8
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$984,733

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.0%
International Equity Funds	26.4%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090471
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,737	$11,244	$11,196	$10,785
12/31/2017	$12,559	$13,658	$13,640	$12,669
12/31/2018	$11,626	$12,968	$13,042	$11,807
12/31/2019	$13,920	$17,018	$17,149	$14,226
12/31/2020	$15,908	$20,575	$20,304	$16,275
12/31/2021	$17,716	$25,880	$26,132	$18,181
12/31/2022	$14,903	$20,851	$21,399	$15,373
12/31/2023	$17,112	$26,363	$27,025	$17,717
12/31/2024	$18,697	$32,715	$33,786	$19,471
12/31/2025	$21,957	$38,390	$39,827	$22,996

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	17.43%	6.66%	8.18%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Moderately Aggressive Index Allocation Composite	18.10%	7.16%	8.68%

AssetsNet			$ 690,676,658
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 966,674
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$690,676,658
# of Portfolio Holdings	7
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$966,674

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	37.9%
International Equity Funds	32.5%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090472
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in passive index-tracking mutual funds and exchange-traded funds. The Fund is designed to have a strategic asset allocation that is in line with the Fund’s composite benchmark.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund performed in-line with its composite benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Moderately Aggressive Index Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,711	$11,244	$11,196	$10,785
12/31/2017	$12,496	$13,658	$13,640	$12,669
12/31/2018	$11,540	$12,968	$13,042	$11,807
12/31/2019	$13,782	$17,018	$17,149	$14,226
12/31/2020	$15,710	$20,575	$20,304	$16,275
12/31/2021	$17,452	$25,880	$26,132	$18,181
12/31/2022	$14,644	$20,851	$21,399	$15,373
12/31/2023	$16,773	$26,363	$27,025	$17,717
12/31/2024	$18,282	$32,715	$33,786	$19,471
12/31/2025	$21,415	$38,390	$39,827	$22,996

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	17.14%	6.39%	7.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Moderately Aggressive Index Allocation Composite	18.10%	7.16%	8.68%

AssetsNet			$ 690,676,658
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 966,674
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$690,676,658
# of Portfolio Holdings	7
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$966,674

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	37.9%
International Equity Funds	32.5%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090473
Shareholder Report [Line Items]
Fund Name			LVIP Structured Conservative Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,684	$10,254	$10,265	$10,547
12/31/2017	$11,720	$10,602	$10,628	$11,730
12/31/2018	$11,133	$10,617	$10,629	$11,293
12/31/2019	$12,651	$11,535	$11,556	$13,049
12/31/2020	$13,876	$12,399	$12,423	$14,650
12/31/2021	$14,906	$12,200	$12,232	$15,658
12/31/2022	$12,924	$10,615	$10,641	$13,441
12/31/2023	$14,251	$11,179	$11,229	$14,950
12/31/2024	$15,172	$11,331	$11,369	$15,906
12/31/2025	$17,254	$12,138	$12,199	$18,051

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.72%	4.45%	5.61%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Conservative Allocation Composite	13.48%	4.26%	6.08%

AssetsNet			$ 133,225,062
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 200,865
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,225,062
# of Portfolio Holdings	7
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$200,865

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.6%
Equity Funds	22.2%
International Equity Funds	18.3%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090474
Shareholder Report [Line Items]
Fund Name			LVIP Structured Conservative Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.50%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Conservative Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,657	$10,254	$10,265	$10,547
12/31/2017	$11,662	$10,602	$10,628	$11,730
12/31/2018	$11,049	$10,617	$10,629	$11,293
12/31/2019	$12,526	$11,535	$11,556	$13,049
12/31/2020	$13,703	$12,399	$12,423	$14,650
12/31/2021	$14,685	$12,200	$12,232	$15,658
12/31/2022	$12,700	$10,615	$10,641	$13,441
12/31/2023	$13,969	$11,179	$11,229	$14,950
12/31/2024	$14,834	$11,331	$11,369	$15,906
12/31/2025	$16,828	$12,138	$12,199	$18,051

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	13.44%	4.19%	5.34%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Conservative Allocation Composite	13.48%	4.26%	6.08%

AssetsNet			$ 133,225,062
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 200,865
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,225,062
# of Portfolio Holdings	7
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$200,865

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.6%
Equity Funds	22.2%
International Equity Funds	18.3%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090476
Shareholder Report [Line Items]
Fund Name			LVIP Structured Moderate Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.21%

Expenses Paid, Amount			$ 23
Expense Ratio, Percent			0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,927	$10,254	$10,265	$10,709
12/31/2017	$12,363	$10,602	$10,628	$12,321
12/31/2018	$11,483	$10,617	$10,629	$11,621
12/31/2019	$13,386	$11,535	$11,556	$13,827
12/31/2020	$14,705	$12,399	$12,423	$15,744
12/31/2021	$16,492	$12,200	$12,232	$17,452
12/31/2022	$14,323	$10,615	$10,641	$14,854
12/31/2023	$16,198	$11,179	$11,229	$16,946
12/31/2024	$17,722	$11,331	$11,369	$18,456
12/31/2025	$20,784	$12,138	$12,199	$21,465

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	17.28%	7.16%	7.59%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Moderate Allocation Composite	16.31%	6.40%	7.94%

AssetsNet			$ 851,892,011
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 1,081,707
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$851,892,011
# of Portfolio Holdings	6
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,081,707

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.5%
Equity Funds	34.1%
International Equity Funds	26.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090475
Shareholder Report [Line Items]
Fund Name			LVIP Structured Moderate Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.46%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Structured Moderate Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,901	$10,254	$10,265	$10,709
12/31/2017	$12,302	$10,602	$10,628	$12,321
12/31/2018	$11,397	$10,617	$10,629	$11,621
12/31/2019	$13,253	$11,535	$11,556	$13,827
12/31/2020	$14,524	$12,399	$12,423	$15,744
12/31/2021	$16,248	$12,200	$12,232	$17,452
12/31/2022	$14,075	$10,615	$10,641	$14,854
12/31/2023	$15,878	$11,179	$11,229	$16,946
12/31/2024	$17,329	$11,331	$11,369	$18,456
12/31/2025	$20,271	$12,138	$12,199	$21,465

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	16.98%	6.90%	7.32%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Structured Moderate Allocation Composite	16.31%	6.40%	7.94%

AssetsNet			$ 851,892,011
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 1,081,707
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$851,892,011
# of Portfolio Holdings	6
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,081,707

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.5%
Equity Funds	34.1%
International Equity Funds	26.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090477
Shareholder Report [Line Items]
Fund Name			LVIP Structured Moderately Aggressive Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.22%

Expenses Paid, Amount			$ 24
Expense Ratio, Percent			0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,048	$11,244	$11,196	$10,785
12/31/2017	$12,694	$13,658	$13,640	$12,669
12/31/2018	$11,653	$12,968	$13,042	$11,807
12/31/2019	$13,684	$17,018	$17,149	$14,226
12/31/2020	$14,953	$20,575	$20,304	$16,275
12/31/2021	$16,999	$25,880	$26,132	$18,181
12/31/2022	$14,766	$20,851	$21,399	$15,373
12/31/2023	$16,874	$26,363	$27,025	$17,717
12/31/2024	$18,642	$32,715	$33,786	$19,471
12/31/2025	$22,246	$38,390	$39,827	$22,996

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	19.33%	8.27%	8.32%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Structured Moderately Aggressive Allocation Composite	18.10%	7.16%	8.68%

AssetsNet			$ 494,736,194
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 703,898
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$494,736,194
# of Portfolio Holdings	6
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$703,898

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.4%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000090478
Shareholder Report [Line Items]
Fund Name			LVIP Structured Moderately Aggressive Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.47%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure, investing all of its assets in mutual funds and exchange traded funds. The Fund is a strategic asset allocation fund that primarily invests in passive fixed income index funds and multi-factor equity funds. The multi-factor equity funds are systematic, multi-factor strategies designed to capture quality, value, and momentum factors across domestic large cap and small cap as well developed international and emerging markets.

  During 2025, the performance of the Fund was primarily driven by the Fund’s strategic asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Allocations to domestic and international multi-factor equity funds contributed positively to performance.

  Within fixed income, allocations to bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index	Structured Moderately Aggressive Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,020	$11,244	$11,196	$10,785
12/31/2017	$12,630	$13,658	$13,640	$12,669
12/31/2018	$11,565	$12,968	$13,042	$11,807
12/31/2019	$13,548	$17,018	$17,149	$14,226
12/31/2020	$14,768	$20,575	$20,304	$16,275
12/31/2021	$16,746	$25,880	$26,132	$18,181
12/31/2022	$14,510	$20,851	$21,399	$15,373
12/31/2023	$16,539	$26,363	$27,025	$17,717
12/31/2024	$18,227	$32,715	$33,786	$19,471
12/31/2025	$21,696	$38,390	$39,827	$22,996

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	19.03%	8.00%	8.05%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Structured Moderately Aggressive Allocation Composite	18.10%	7.16%	8.68%

AssetsNet			$ 494,736,194
Holdings Count | Holding			6
Advisory Fees Paid, Amount			$ 703,898
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$494,736,194
# of Portfolio Holdings	6
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$703,898

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.0%
International Equity Funds	32.4%
Fixed Income Funds	29.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000062027
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Bond Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.37%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve's (the "Fed") rate cut decision and stable corporate fundamentals. The Fed grew confident in taming inflation and shifted focus to growth as concerns over a weakening labor market took precedence. While balancing these two risks, the Fed prioritized economic support and delivered three rate cuts totaling 75bps in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Agg Bond TR USD. Key drivers of Fund performance included heavy Treasury allocations as yields fell amid safe-haven demand during market volatility.

The following factor has positively contributed to relative performance:

  Yield curve positioning

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000
12/31/2016	$10,228	$10,265
12/31/2017	$10,553	$10,628
12/31/2018	$10,519	$10,629
12/31/2019	$11,386	$11,556
12/31/2020	$12,238	$12,423
12/31/2021	$11,996	$12,232
12/31/2022	$10,383	$10,641
12/31/2023	$10,933	$11,229
12/31/2024	$11,049	$11,369
12/31/2025	$11,800	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	6.80%	(0.73%)	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet			$ 2,565,712,334
Holdings Count | Holding			5,315
Advisory Fees Paid, Amount			$ 7,157,859
InvestmentCompanyPortfolioTurnover			44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,565,712,334
# of Portfolio Holdings	5,315
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,157,859

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.6%
AAA	3.2%
AA	4.4%
A	11.3%
BBB	9.5%
Not Rated	0.0%

Asset Allocation

U.S. Treasury Obligations	45.6%
Agency Mortgage-Backed Securities	24.1%
Corporate Bonds	23.9%
Money Market Funds	1.4%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.5%
Municipal Bonds	0.4%
Other	0.1%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.2%
Electric	2.1%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Health Care Services	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000062028
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Bond Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.62%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. The main macroeconomic factor that contributed to Fund performance was the U.S. Federal Reserve's (the "Fed") rate cut decision and stable corporate fundamentals. The Fed grew confident in taming inflation and shifted focus to growth as concerns over a weakening labor market took precedence. While balancing these two risks, the Fed prioritized economic support and delivered three rate cuts totaling 75bps in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Agg Bond TR USD. Key drivers of Fund performance included heavy Treasury allocations as yields fell amid safe-haven demand during market volatility.

The following factor has positively contributed to relative performance:

  Yield curve positioning

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000
12/31/2016	$10,203	$10,265
12/31/2017	$10,501	$10,628
12/31/2018	$10,441	$10,629
12/31/2019	$11,273	$11,556
12/31/2020	$12,087	$12,423
12/31/2021	$11,819	$12,232
12/31/2022	$10,204	$10,641
12/31/2023	$10,718	$11,229
12/31/2024	$10,804	$11,369
12/31/2025	$11,510	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.53%	(0.97%)	1.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet			$ 2,565,712,334
Holdings Count | Holding			5,315
Advisory Fees Paid, Amount			$ 7,157,859
InvestmentCompanyPortfolioTurnover			44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,565,712,334
# of Portfolio Holdings	5,315
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$7,157,859

Holdings [Text Block]

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	71.6%
AAA	3.2%
AA	4.4%
A	11.3%
BBB	9.5%
Not Rated	0.0%

Asset Allocation

U.S. Treasury Obligations	45.6%
Agency Mortgage-Backed Securities	24.1%
Corporate Bonds	23.9%
Money Market Funds	1.4%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.5%
Municipal Bonds	0.4%
Other	0.1%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	5.2%
Electric	2.1%
Pharmaceuticals	1.3%
Telecommunications	1.0%
Health Care Services	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000204842
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Emerging Markets Equity Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$58	0.50%

Expenses Paid, Amount			$ 58
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the benchmark, MSCI EM NR USD. In 2025, Fund results were shaped by key stock, country, and sector contributors.

  Taiwan Semiconductor, Tencent, and Samsung Electronics were the largest positive contributors to performance.

  Meituan, Tata Consultancy Services, and Infosys Limited were the most significant detractors from performance.

  China, Korea, and Taiwan were the top country contributors; Saudi Arabia and Indonesia detracted.

  Information technology and financials were the strongest sector contributors to performance.

  Utilities and real estate made smaller positive contributions to overall performance.

The Fund used swaps for China A-share exposure, enabling efficient index replication. No other derivatives were used in the Fund during the year. The Fund remained diversified and passive, with no material deviations from the index.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,086	$9,974
12/31/2019	$11,877	$11,811
12/31/2020	$13,920	$13,973
12/31/2021	$13,460	$13,618
12/31/2022	$10,608	$10,882
12/31/2023	$11,545	$11,952
12/31/2024	$12,331	$12,848
12/31/2025	$16,459	$17,161

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	33.48%	3.41%	7.20%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	7.83%

Performance Inception Date			Nov. 01, 2018
AssetsNet			$ 256,002,000
Holdings Count | Holding			1,136
Advisory Fees Paid, Amount			$ 862,880
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$256,002,000
# of Portfolio Holdings	1,136
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$862,880

Holdings [Text Block]	Top 5 Countries (Equity)
China	22.5%
Taiwan	20.3%
India	15.1%
Republic of Korea	13.2%
Brazil	4.2%

Asset Allocation

Common Stock	94.4%
Money Market Funds	3.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other	0.9%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.0%
Banks	15.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.8%
Broadline Retail	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000204843
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Emerging Markets Equity Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.75%

Expenses Paid, Amount			$ 87
Expense Ratio, Percent			0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the benchmark, MSCI EM NR USD. In 2025, Fund results were shaped by key stock, country, and sector contributors.

  Taiwan Semiconductor, Tencent, and Samsung Electronics were the largest positive contributors to performance.

  Meituan, Tata Consultancy Services, and Infosys Limited were the most significant detractors from performance.

  China, Korea, and Taiwan were the top country contributors; Saudi Arabia and Indonesia detracted.

  Information technology and financials were the strongest sector contributors to performance.

  Utilities and real estate made smaller positive contributions to overall performance.

The Fund used swaps for China A-share exposure, enabling efficient index replication. No other derivatives were used in the Fund during the year. The Fund remained diversified and passive, with no material deviations from the index.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	MSCI Emerging Markets Index (net dividends)
11/1/2018	$10,000	$10,000
12/31/2018	$10,082	$9,974
12/31/2019	$11,842	$11,811
12/31/2020	$13,845	$13,973
12/31/2021	$13,355	$13,618
12/31/2022	$10,499	$10,882
12/31/2023	$11,398	$11,952
12/31/2024	$12,143	$12,848
12/31/2025	$16,169	$17,161

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	33.15%	3.15%	6.93%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	7.83%

Performance Inception Date			Nov. 01, 2018
AssetsNet			$ 256,002,000
Holdings Count | Holding			1,136
Advisory Fees Paid, Amount			$ 862,880
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$256,002,000
# of Portfolio Holdings	1,136
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$862,880

Holdings [Text Block]	Top 5 Countries (Equity)
China	22.5%
Taiwan	20.3%
India	15.1%
Republic of Korea	13.2%
Brazil	4.2%

Asset Allocation

Common Stock	94.4%
Money Market Funds	3.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other	0.9%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.0%
Banks	15.6%
Technology Hardware, Storage & Peripherals	6.0%
Interactive Media & Services	5.8%
Broadline Retail	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007718
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.37%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund was underpinned by a wave of technological advancements and volatile economic policies in 2025.

  Overweight in U.S. and international equity contributed positively to performance but security selection detracted in both U.S. sectors and emerging markets.

  Commodities, particularly gold, added to the positive performance in 2025.

  Underweight in fixed income to Fund overweight in growth assets contributed positively to the Fund, but the curve positionings in both treasury and credit detracted from performance.

  Cash created a drag in return and detracted the Fund performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,562	$10,254	$10,265	$10,695
12/31/2017	$12,127	$10,602	$10,628	$12,310
12/31/2018	$11,136	$10,617	$10,629	$11,630
12/31/2019	$12,890	$11,535	$11,556	$13,848
12/31/2020	$13,794	$12,399	$12,423	$15,813
12/31/2021	$15,529	$12,200	$12,232	$17,480
12/31/2022	$13,305	$10,615	$10,641	$14,808
12/31/2023	$15,102	$11,179	$11,229	$16,925
12/31/2024	$16,607	$11,331	$11,369	$18,451
12/31/2025	$18,994	$12,138	$12,199	$21,545

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.37%	6.61%	6.63%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Global Tactical Allocation Composite	16.77%	6.38%	7.98%

AssetsNet			$ 596,869,052
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 1,802,550
InvestmentCompanyPortfolioTurnover			104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$596,869,052
# of Portfolio Holdings	32
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,802,550

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.7%
Fixed Income Funds	29.0%
International Equity Funds	24.7%
Money Market Funds	4.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007719
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

Expenses Paid, Amount			$ 66
Expense Ratio, Percent			0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Fund was underpinned by a wave of technological advancements and volatile economic policies in 2025.

  Overweight in U.S. and international equity contributed positively to performance but security selection detracted in both U.S. sectors and emerging markets.

  Commodities, particularly gold, added to the positive performance in 2025.

  Underweight in fixed income to Fund overweight in growth assets contributed positively to the Fund, but the curve positionings in both treasury and credit detracted from performance.

  Cash created a drag in return and detracted the Fund performance.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Global Tactical Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,536	$10,254	$10,265	$10,695
12/31/2017	$12,067	$10,602	$10,628	$12,310
12/31/2018	$11,053	$10,617	$10,629	$11,630
12/31/2019	$12,762	$11,535	$11,556	$13,848
12/31/2020	$13,624	$12,399	$12,423	$15,813
12/31/2021	$15,298	$12,200	$12,232	$17,480
12/31/2022	$13,073	$10,615	$10,641	$14,808
12/31/2023	$14,802	$11,179	$11,229	$16,925
12/31/2024	$16,238	$11,331	$11,369	$18,451
12/31/2025	$18,526	$12,138	$12,199	$21,545

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.09%	6.34%	6.36%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Global Tactical Allocation Composite	16.77%	6.38%	7.98%

AssetsNet			$ 596,869,052
Holdings Count | Holding			32
Advisory Fees Paid, Amount			$ 1,802,550
InvestmentCompanyPortfolioTurnover			104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$596,869,052
# of Portfolio Holdings	32
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,802,550

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	41.7%
Fixed Income Funds	29.0%
International Equity Funds	24.7%
Money Market Funds	4.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000062029
Shareholder Report [Line Items]
Fund Name			LVIP SSGA International Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.38%

Expenses Paid, Amount			$ 44
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI EAFE NR USD (the "Index"). Developed international equity markets delivered exceptionally strong performance in 2025, with the Index advancing for the year. The surge reflected a broad based recovery across Europe, Japan, and other developed Asia Pacific markets. Across developed markets more broadly, earnings momentum strengthened, aided by healthier margins, and normalization of supply chains.

  Sector performance was well balanced, with financials, industrials, healthcare, and technology all contributing meaningfully.

  Geopolitical uncertainties and episodic volatility in global risk sentiment-introduced pockets of short term noise.

Markets showed resilience as companies adapted to shifting trade dynamics and investors sought diversification. By year end, developed ex U.S. markets had firmly re-established themselves as a core engine of global equity returns.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000
12/31/2016	$10,100	$10,100
12/31/2017	$12,593	$12,628
12/31/2018	$10,868	$10,887
12/31/2019	$13,213	$13,284
12/31/2020	$14,250	$14,322
12/31/2021	$15,826	$15,935
12/31/2022	$13,559	$13,632
12/31/2023	$15,942	$16,118
12/31/2024	$16,455	$16,735
12/31/2025	$21,586	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	31.18%	8.66%	8.00%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 2,880,917,678
Holdings Count | Holding			700
Advisory Fees Paid, Amount			$ 6,899,803
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,880,917,678
# of Portfolio Holdings	700
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,899,803

Holdings [Text Block]

Top 5 Countries (Equity)

Japan	21.6%
United Kingdom	13.8%
France	10.1%
Switzerland	9.8%
Germany	9.4%

Asset Allocation

Common Stock	97.1%
Money Market Funds	1.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.8%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	14.7%
Pharmaceuticals	8.1%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000062030
Shareholder Report [Line Items]
Fund Name			LVIP SSGA International Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.63%

Expenses Paid, Amount			$ 73
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI EAFE NR USD (the "Index"). Developed international equity markets delivered exceptionally strong performance in 2025, with the Index advancing for the year. The surge reflected a broad based recovery across Europe, Japan, and other developed Asia Pacific markets. Across developed markets more broadly, earnings momentum strengthened, aided by healthier margins, and normalization of supply chains.

  Sector performance was well balanced, with financials, industrials, healthcare, and technology all contributing meaningfully.

  Geopolitical uncertainties and episodic volatility in global risk sentiment-introduced pockets of short term noise.

Markets showed resilience as companies adapted to shifting trade dynamics and investors sought diversification. By year end, developed ex U.S. markets had firmly re-established themselves as a core engine of global equity returns.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000
12/31/2016	$10,074	$10,100
12/31/2017	$12,530	$12,628
12/31/2018	$10,786	$10,887
12/31/2019	$13,080	$13,284
12/31/2020	$14,072	$14,322
12/31/2021	$15,590	$15,935
12/31/2022	$13,324	$13,632
12/31/2023	$15,625	$16,118
12/31/2024	$16,089	$16,735
12/31/2025	$21,052	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	30.85%	8.39%	7.73%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 2,880,917,678
Holdings Count | Holding			700
Advisory Fees Paid, Amount			$ 6,899,803
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,880,917,678
# of Portfolio Holdings	700
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$6,899,803

Holdings [Text Block]

Top 5 Countries (Equity)

Japan	21.6%
United Kingdom	13.8%
France	10.1%
Switzerland	9.8%
Germany	9.4%

Asset Allocation

Common Stock	97.1%
Money Market Funds	1.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.8%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	14.7%
Pharmaceuticals	8.1%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000131277
Shareholder Report [Line Items]
Fund Name			LVIP SSGA International Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.25%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is constructed of an equity sleeve consisting of 100% allocation to LVIP SSGA International Index Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  During the calendar year 2025, the equity sleeve underperformed the benchmark mainly due to fees.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,640	$10,283	$10,100
12/31/2017	$11,979	$12,844	$12,628
12/31/2018	$10,517	$10,997	$10,887
12/31/2019	$12,493	$13,498	$13,284
12/31/2020	$12,372	$14,636	$14,322
12/31/2021	$13,703	$16,419	$15,935
12/31/2022	$11,397	$13,913	$13,632
12/31/2023	$13,385	$16,313	$16,118
12/31/2024	$13,757	$17,027	$16,735
12/31/2025	$17,196	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	25.00%	6.81%	5.57%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 276,032,186
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 628,894
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$276,032,186
# of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$628,894

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000131278
Shareholder Report [Line Items]
Fund Name			LVIP SSGA International Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.50%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is constructed of an equity sleeve consisting of 100% allocation to LVIP SSGA International Index Fund, as well as a risk overlay sleeve.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  During the calendar year 2025, the equity sleeve underperformed the benchmark mainly due to fees.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,620	$10,283	$10,100
12/31/2017	$11,924	$12,844	$12,628
12/31/2018	$10,443	$10,997	$10,887
12/31/2019	$12,373	$13,498	$13,284
12/31/2020	$12,222	$14,636	$14,322
12/31/2021	$13,504	$16,419	$15,935
12/31/2022	$11,203	$13,913	$13,632
12/31/2023	$13,125	$16,313	$16,118
12/31/2024	$13,456	$17,027	$16,735
12/31/2025	$16,777	$22,543	$21,959

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	24.69%	6.54%	5.31%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

AssetsNet			$ 276,032,186
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 628,894
InvestmentCompanyPortfolioTurnover			4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$276,032,186
# of Portfolio Holdings	8
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$628,894

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.4%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124880
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Large Cap Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the index, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2025, the Fund replicated the performance of the index it tracks closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,820	$11,244	$11,196
12/31/2017	$13,102	$13,658	$13,640
12/31/2018	$12,492	$12,968	$13,042
12/31/2019	$15,139	$17,018	$17,149
12/31/2020	$17,528	$20,575	$20,304
12/31/2021	$22,451	$25,880	$26,132
12/31/2022	$18,683	$20,851	$21,399
12/31/2023	$23,250	$26,363	$27,025
12/31/2024	$28,917	$32,715	$33,786
12/31/2025	$31,699	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	9.62%	12.58%	12.23%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 875,622,121
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,970,858
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,622,121
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,970,858

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124881
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Large Cap Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.50%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund predominately consists of an allocation to a domestic large cap equity index fund. The Fund is expected to closely track the index, but may not track the index exactly due to expenses, cash, transaction costs and other unique factors.

  During calendar year 2025, the Fund replicated the performance of the index it tracks closely.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,793	$11,244	$11,196
12/31/2017	$13,036	$13,658	$13,640
12/31/2018	$12,400	$12,968	$13,042
12/31/2019	$14,987	$17,018	$17,149
12/31/2020	$17,309	$20,575	$20,304
12/31/2021	$22,116	$25,880	$26,132
12/31/2022	$18,356	$20,851	$21,399
12/31/2023	$22,787	$26,363	$27,025
12/31/2024	$28,270	$32,715	$33,786
12/31/2025	$30,913	$38,390	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	9.35%	12.30%	11.95%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 875,622,121
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 1,970,858
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$875,622,121
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,970,858

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.3%
Money Market Funds	3.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000145055
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Mid-Cap Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.35%

Expenses Paid, Amount			$ 36
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance for 2025 reflected a volatile backdrop of tariff headlines early in the year, followed by improving risk sentiment as policy uncertainty eased and global central banks pivoted toward accommodation. The Fund’s return closely tracked the S&P Midcap 400 Index (the "Index"), with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights. Futures were used to equitize cash and dividend receivables to facilitate flows.

  Sector contributions were generally consistent with the benchmark: financials, industrials, and information technology were notable positives amid resilient earnings and artificial intelligence‑related optimism, while materials modestly detracted; communication services and health care contributed minimally.

  Macro drivers included a mid‑year rebound as tariff risks paused, followed by late‑year support from rate cuts and moderating inflation; bonds and commodities moved mixed, while equities ended the year on firmer footing. The Fund remained fully invested, with disciplined rebalancing and trading to minimize tracking error relative to the Index. Differences versus the Index were not material over the reporting period.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,031	$11,244	$12,074
12/31/2017	$13,939	$13,658	$14,035
12/31/2018	$12,355	$12,968	$12,480
12/31/2019	$15,543	$17,018	$15,749
12/31/2020	$17,592	$20,575	$17,900
12/31/2021	$21,879	$25,880	$22,332
12/31/2022	$18,948	$20,851	$19,416
12/31/2023	$21,989	$26,363	$22,607
12/31/2024	$24,968	$32,715	$25,756
12/31/2025	$26,749	$38,390	$27,688

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	7.13%	8.74%	10.34%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

AssetsNet			$ 972,153,307
Holdings Count | Holding			403
Advisory Fees Paid, Amount			$ 2,446,354
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$972,153,307
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,446,354

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.6%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.5%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000145056
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Mid-Cap Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.60%

Expenses Paid, Amount			$ 62
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance for 2025 reflected a volatile backdrop of tariff headlines early in the year, followed by improving risk sentiment as policy uncertainty eased and global central banks pivoted toward accommodation. The Fund’s return closely tracked the S&P Midcap 400 Index (the "Index"), with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights. Futures were used to equitize cash and dividend receivables to facilitate flows.

  Sector contributions were generally consistent with the benchmark: financials, industrials, and information technology were notable positives amid resilient earnings and artificial intelligence‑related optimism, while materials modestly detracted; communication services and health care contributed minimally.

  Macro drivers included a mid‑year rebound as tariff risks paused, followed by late‑year support from rate cuts and moderating inflation; bonds and commodities moved mixed, while equities ended the year on firmer footing. The Fund remained fully invested, with disciplined rebalancing and trading to minimize tracking error relative to the Index. Differences versus the Index were not material over the reporting period.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P MidCap 400® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,001	$11,244	$12,074
12/31/2017	$13,871	$13,658	$14,035
12/31/2018	$12,262	$12,968	$12,480
12/31/2019	$15,389	$17,018	$15,749
12/31/2020	$17,375	$20,575	$17,900
12/31/2021	$21,555	$25,880	$22,332
12/31/2022	$18,621	$20,851	$19,416
12/31/2023	$21,553	$26,363	$22,607
12/31/2024	$24,414	$32,715	$25,756
12/31/2025	$26,090	$38,390	$27,688

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.87%	8.47%	10.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

AssetsNet			$ 972,153,307
Holdings Count | Holding			403
Advisory Fees Paid, Amount			$ 2,446,354
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$972,153,307
# of Portfolio Holdings	403
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$2,446,354

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.6%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	6.5%
Machinery	5.5%
Insurance	4.0%
Electronic Equipment, Instruments & Components	3.7%
Software	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223681
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Nasdaq-100 Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$50	0.45%

Expenses Paid, Amount			$ 50
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the Nasdaq 100 Index ("Index") delivered a year of strong performance, with the Fund's return tracking the Index closely. The index reached record highs despite notable volatility throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Overall, 2025 underscored the durability of the bull market despite early shocks and volatility.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,939	$11,953	$12,037
12/31/2022	$8,032	$9,631	$8,139
12/31/2023	$12,410	$12,177	$12,626
12/31/2024	$15,543	$15,110	$15,894
12/31/2025	$18,727	$17,732	$19,235

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 2/18/2021
Standard Class	20.49%	13.75%
Morningstar US Market Index	17.35%	12.49%
Nasdaq-100® Index	21.02%	14.39%

Performance Inception Date			Feb. 18, 2021
AssetsNet			$ 149,828,072
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 389,689
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$149,828,072
# of Portfolio Holdings	104
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$389,689

Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.1%
Software	16.4%
Interactive Media & Services	10.7%
Technology Hardware, Storage & Peripherals	8.5%
Broadline Retail	5.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000223682
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Nasdaq-100 Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.69%

Expenses Paid, Amount			$ 76
Expense Ratio, Percent			0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the Nasdaq 100 Index ("Index") delivered a year of strong performance, with the Fund's return tracking the Index closely. The index reached record highs despite notable volatility throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Overall, 2025 underscored the durability of the bull market despite early shocks and volatility.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Nasdaq-100® Index
2/18/2021	$10,000	$10,000	$10,000
12/31/2021	$11,916	$11,953	$12,037
12/31/2022	$7,996	$9,631	$8,139
12/31/2023	$12,323	$12,177	$12,626
12/31/2024	$15,397	$15,110	$15,894
12/31/2025	$18,507	$17,732	$19,235

Average Annual Return [Table Text Block]
Sub header	1 year	Since Inception 2/18/2021
Service Class	20.20%	13.48%
Morningstar US Market Index	17.35%	12.49%
Nasdaq-100® Index	21.02%	14.39%

Performance Inception Date			Feb. 18, 2021
AssetsNet			$ 149,828,072
Holdings Count | Holding			104
Advisory Fees Paid, Amount			$ 389,689
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$149,828,072
# of Portfolio Holdings	104
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$389,689

Holdings [Text Block]

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.7%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.1%
Software	16.4%
Interactive Media & Services	10.7%
Technology Hardware, Storage & Peripherals	8.5%
Broadline Retail	5.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043348
Shareholder Report [Line Items]
Fund Name			LVIP SSGA S&P 500 Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.23%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 Index (the "Index") reached record highs despite notable volatility throughout the year. The Fund's returns tracked the Index closely throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	S&P 500® Index
12/31/2015	$10,000	$10,000
12/31/2016	$11,176	$11,196
12/31/2017	$13,587	$13,640
12/31/2018	$12,956	$13,042
12/31/2019	$16,998	$17,149
12/31/2020	$20,063	$20,304
12/31/2021	$25,765	$26,132
12/31/2022	$21,048	$21,399
12/31/2023	$26,522	$27,025
12/31/2024	$33,081	$33,786
12/31/2025	$38,902	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	17.60%	14.16%	14.55%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 12,512,098,307
Holdings Count | Holding			505
Advisory Fees Paid, Amount			$ 19,115,248
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,512,098,307
# of Portfolio Holdings	505
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$19,115,248

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Strategies [Text Block]

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043349
Shareholder Report [Line Items]
Fund Name			LVIP SSGA S&P 500 Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.48%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 Index (the "Index") reached record highs despite notable volatility throughout the year. The Fund's returns tracked the Index closely throughout the year. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback. However, equities rebounded swiftly as investors grew confident that corporate adaptability would offset early disruptions. Easing trade tensions and emerging policy clarity further supported the recovery. Momentum strengthened through the second half of the year as the U.S. Federal Reserve (the "Fed") implemented three interest rate cuts.

  Technology remained the primary engine of market gains, driven by ongoing investment in artificial intelligence.

  Robust earnings across mega cap names fueled tech strength, while other sectors experienced uneven results.

  Resilient corporate earnings and increased productivity expectations supported investor confidence.

  The combination of Fed policy, tech innovation, and corporate adaptability drove market resilience.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	S&P 500® Index
12/31/2015	$10,000	$10,000
12/31/2016	$11,148	$11,196
12/31/2017	$13,518	$13,640
12/31/2018	$12,859	$13,042
12/31/2019	$16,829	$17,149
12/31/2020	$19,814	$20,304
12/31/2021	$25,382	$26,132
12/31/2022	$20,683	$21,399
12/31/2023	$25,998	$27,025
12/31/2024	$32,346	$33,786
12/31/2025	$37,942	$39,827

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	17.30%	13.88%	14.26%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet			$ 12,512,098,307
Holdings Count | Holding			505
Advisory Fees Paid, Amount			$ 19,115,248
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,512,098,307
# of Portfolio Holdings	505
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$19,115,248

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.1%
Software	10.2%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	3.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Material Fund Change Strategies [Text Block]

Effective December 4, 2025, the Fund's principal investment strategies were updated to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index, and that the Fund may become "non-diversified" as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000199417
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Short-Term Bond Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

Expenses Paid, Amount			$ 37
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Corp 1-3 Yr TR USD. The Bond market performed well in 2025, showing rebounds similar to those seen in 2020.The rally was driven by elevated starting yields, moderating inflation, and a shift in U.S. Federal Reserve (the "Fed") policy. The Fed has delivered a total of 175bps across six cuts - three carried over from 2024 and the remaining occurred in 2025. Corporate spreads remained near historical tight levels supported by the constructive investment‑grade backdrop.

The following factors have positively contributed to relative performance:

  Yield curve positioning

  Security selection within banking, consumer cyclical, and technology

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,156	$10,252	$10,190
12/31/2019	$10,643	$11,138	$10,731
12/31/2020	$11,031	$11,973	$11,138
12/31/2021	$10,974	$11,781	$11,124
12/31/2022	$10,595	$10,250	$10,754
12/31/2023	$11,143	$10,795	$11,343
12/31/2024	$11,687	$10,942	$11,942
12/31/2025	$12,332	$11,720	$12,645

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2018
Standard Class	5.52%	2.25%	2.77%
Morningstar US Core Bond Index	7.12%	(0.43%)	2.09%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.88%	2.57%	3.11%

Performance Inception Date			May 01, 2018
AssetsNet			$ 306,741,395
Holdings Count | Holding			943
Advisory Fees Paid, Amount			$ 825,359
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$306,741,395
# of Portfolio Holdings	943
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$825,359

Holdings [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
AAA	1.8%
AA	19.4%
A	46.3%
BBB	32.5%

Asset Allocation

Corporate Bonds	98.3%
Money Market Funds	0.6%
Other	1.1%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	35.3%
Electric	5.4%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Pharmaceuticals	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000199418
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Short-Term Bond Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$63	0.61%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As this is an indexed fund, factors that affected markets also affected the Fund’s performance. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg U.S. Corp 1-3 Yr TR USD. The Bond market performed well in 2025, showing rebounds similar to those seen in 2020.The rally was driven by elevated starting yields, moderating inflation, and a shift in U.S. Federal Reserve (the "Fed") policy. The Fed has delivered a total of 175bps across six cuts - three carried over from 2024 and the remaining occurred in 2025. Corporate spreads remained near historical tight levels supported by the constructive investment‑grade backdrop.

The following factors have positively contributed to relative performance:

  Yield curve positioning

  Security selection within banking, consumer cyclical, and technology

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
5/1/2018	$10,000	$10,000	$10,000
12/31/2018	$10,140	$10,252	$10,190
12/31/2019	$10,599	$11,138	$10,731
12/31/2020	$10,959	$11,973	$11,138
12/31/2021	$10,875	$11,781	$11,124
12/31/2022	$10,473	$10,250	$10,754
12/31/2023	$10,987	$10,795	$11,343
12/31/2024	$11,496	$10,942	$11,942
12/31/2025	$12,099	$11,720	$12,645

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2018
Service Class	5.25%	2.00%	2.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	2.09%
Bloomberg U.S. 1-3 Year Corporate Bond Index	5.88%	2.57%	3.11%

Performance Inception Date			May 01, 2018
AssetsNet			$ 306,741,395
Holdings Count | Holding			943
Advisory Fees Paid, Amount			$ 825,359
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$306,741,395
# of Portfolio Holdings	943
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$825,359

Holdings [Text Block]	Credit Quality Ratings (as a % of Fixed Income Investments)†
AAA	1.8%
AA	19.4%
A	46.3%
BBB	32.5%

Asset Allocation

Corporate Bonds	98.3%
Money Market Funds	0.6%
Other	1.1%

Credit Quality Explanation [Text Block]			† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]

Top 5 Industries (Fixed Income)

Banks	35.3%
Electric	5.4%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Pharmaceuticals	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043863
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Small-Cap Index Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.38%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. small cap stocks, as measured by the Russell 2000 Index (the "Index"), experienced a mixed but ultimately improving trajectory in 2025, with the Fund's returns tracking the Index closely. To begin the year, notable headwinds included tariff uncertainty, inflation pressures, and weakening consumer confidence. As the year progressed, sentiment improved - helped by Fed rate cut expectations and easing financial conditions - leading to a rebound that saw small caps close in on large cap performance. Earnings trends also turned positive, with small cap companies shifting out of an earnings recession and delivering better than expected year over year growth in the fourth quarter, supported by strength across financials, healthcare, and technology sectors.

  The Fund’s return closely tracked the Index, with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights.

Futures were used to equitize cash and dividend receivables to facilitate flows.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,068	$11,244	$12,131
12/31/2017	$13,782	$13,658	$13,908
12/31/2018	$12,216	$12,968	$12,376
12/31/2019	$15,274	$17,018	$15,535
12/31/2020	$18,206	$20,575	$18,636
12/31/2021	$20,856	$25,880	$21,397
12/31/2022	$16,522	$20,851	$17,024
12/31/2023	$19,248	$26,363	$19,906
12/31/2024	$21,393	$32,715	$22,203
12/31/2025	$24,059	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	12.46%	5.73%	9.18%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 2,022,514,656
Holdings Count | Holding			1,946
Advisory Fees Paid, Amount			$ 6,048,097
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,022,514,656
# of Portfolio Holdings	1,946
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$6,048,097

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.9%
Biotechnology	9.2%
Software	5.6%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043864
Shareholder Report [Line Items]
Fund Name			LVIP SSGA Small-Cap Index Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. small cap stocks, as measured by the Russell 2000 Index (the "Index"), experienced a mixed but ultimately improving trajectory in 2025, with the Fund's returns tracking the Index closely. To begin the year, notable headwinds included tariff uncertainty, inflation pressures, and weakening consumer confidence. As the year progressed, sentiment improved - helped by Fed rate cut expectations and easing financial conditions - leading to a rebound that saw small caps close in on large cap performance. Earnings trends also turned positive, with small cap companies shifting out of an earnings recession and delivering better than expected year over year growth in the fourth quarter, supported by strength across financials, healthcare, and technology sectors.

  The Fund’s return closely tracked the Index, with differences primarily attributable to fees and expenses, cash drag, and the cumulative effect of security misweights.

Futures were used to equitize cash and dividend receivables to facilitate flows.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,038	$11,244	$12,131
12/31/2017	$13,714	$13,658	$13,908
12/31/2018	$12,125	$12,968	$12,376
12/31/2019	$15,122	$17,018	$15,535
12/31/2020	$17,981	$20,575	$18,636
12/31/2021	$20,546	$25,880	$21,397
12/31/2022	$16,235	$20,851	$17,024
12/31/2023	$18,867	$26,363	$19,906
12/31/2024	$20,917	$32,715	$22,203
12/31/2025	$23,466	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.18%	5.47%	8.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 2,022,514,656
Holdings Count | Holding			1,946
Advisory Fees Paid, Amount			$ 6,048,097
InvestmentCompanyPortfolioTurnover			16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,022,514,656
# of Portfolio Holdings	1,946
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$6,048,097

Holdings [Text Block]

Asset Allocation

Common Stock	99.5%
Money Market Funds	0.4%
Rights	0.0%
Warrants	0.0%
Other	0.1%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	9.9%
Biotechnology	9.2%
Software	5.6%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124883
Shareholder Report [Line Items]
Fund Name			LVIP SSGA SMID Cap Managed Volatility Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.25%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2025, the Fund’s exposure to mid-cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,540	$11,244	$12,131
12/31/2017	$13,174	$13,658	$13,908
12/31/2018	$11,970	$12,968	$12,376
12/31/2019	$13,713	$17,018	$15,535
12/31/2020	$15,546	$20,575	$18,636
12/31/2021	$18,071	$25,880	$21,397
12/31/2022	$14,753	$20,851	$17,024
12/31/2023	$16,772	$26,363	$19,906
12/31/2024	$18,672	$32,715	$22,203
12/31/2025	$19,511	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	4.49%	4.65%	6.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 584,694,338
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 1,344,148
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,694,338
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,344,148

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	97.3%
Money Market Funds	2.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000124882
Shareholder Report [Line Items]
Fund Name			LVIP SSGA SMID Cap Managed Volatility Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.50%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund consists of allocations to small cap and mid cap index funds (roughly 80% and 20%, respectively). Due to the approximately 20% mid cap allocation, the Fund will have a larger size bias relative to the benchmark, which is a pure small cap index.

  During calendar year 2025, the Fund’s exposure to mid-cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,511	$11,244	$12,131
12/31/2017	$13,107	$13,658	$13,908
12/31/2018	$11,881	$12,968	$12,376
12/31/2019	$13,577	$17,018	$15,535
12/31/2020	$15,353	$20,575	$18,636
12/31/2021	$17,802	$25,880	$21,397
12/31/2022	$14,497	$20,851	$17,024
12/31/2023	$16,440	$26,363	$19,906
12/31/2024	$18,257	$32,715	$22,203
12/31/2025	$19,029	$38,390	$25,047

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	4.23%	4.39%	6.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet			$ 584,694,338
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 1,344,148
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$584,694,338
# of Portfolio Holdings	5
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,344,148

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	97.3%
Money Market Funds	2.5%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007700
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$75	0.71%

Expenses Paid, Amount			$ 75
Expense Ratio, Percent			0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks rose in 2025 after a challenging start from the year stemming from new U.S. tariffs.

  Stock selection in information technology was a very strong contributor to performance versus the Russell Midcap Growth Index.

  Stock choices among industrials and business services and health care companies also added value.

  Conversely, stock selection in real estate and a small overweight in the sector detracted modestly from relative results

  Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,756	$11,244	$10,733
12/31/2017	$13,417	$13,658	$13,445
12/31/2018	$13,004	$12,968	$12,806
12/31/2019	$17,868	$17,018	$17,348
12/31/2020	$23,531	$20,575	$23,522
12/31/2021	$26,789	$25,880	$26,516
12/31/2022	$20,219	$20,851	$19,431
12/31/2023	$24,499	$26,363	$24,457
12/31/2024	$30,298	$32,715	$29,863
12/31/2025	$33,643	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	11.04%	7.41%	12.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet			$ 1,385,562,293
Holdings Count | Holding			279
Advisory Fees Paid, Amount			$ 8,691,654
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,385,562,293
# of Portfolio Holdings	279
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$8,691,654

Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.2%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.2%
Software	9.3%
Aerospace & Defense	7.3%
Capital Markets	6.1%
Biotechnology	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000007701
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$101	0.96%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks rose in 2025 after a challenging start from the year stemming from new U.S. tariffs.

  Stock selection in information technology was a very strong contributor to performance versus the Russell Midcap Growth Index.

  Stock choices among industrials and business services and health care companies also added value.

  Conversely, stock selection in real estate and a small overweight in the sector detracted modestly from relative results

  Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,729	$11,244	$10,733
12/31/2017	$13,350	$13,658	$13,445
12/31/2018	$12,909	$12,968	$12,806
12/31/2019	$17,693	$17,018	$17,348
12/31/2020	$23,242	$20,575	$23,522
12/31/2021	$26,394	$25,880	$26,516
12/31/2022	$19,871	$20,851	$19,431
12/31/2023	$24,018	$26,363	$24,457
12/31/2024	$29,629	$32,715	$29,863
12/31/2025	$32,818	$38,390	$32,448

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	10.76%	7.14%	12.62%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

AssetsNet			$ 1,385,562,293
Holdings Count | Holding			279
Advisory Fees Paid, Amount			$ 8,691,654
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,385,562,293
# of Portfolio Holdings	279
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$8,691,654

Holdings [Text Block]

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	1.4%
Money Market Funds	0.2%
Other	(0.1%)

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.2%
Software	9.3%
Aerospace & Defense	7.3%
Capital Markets	6.1%
Biotechnology	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046813
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2020 Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.24%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2020 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$10,254	$10,722
12/31/2017	$11,702	$10,602	$12,095
12/31/2018	$11,049	$10,617	$11,592
12/31/2019	$13,140	$11,535	$13,507
12/31/2020	$14,883	$12,399	$14,890
12/31/2021	$16,405	$12,200	$16,195
12/31/2022	$13,916	$10,615	$14,119
12/31/2023	$15,800	$11,179	$15,859
12/31/2024	$17,192	$11,331	$17,142
12/31/2025	$19,430	$12,138	$19,323

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	13.02%	5.48%	6.87%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

AssetsNet			$ 100,312,370
Holdings Count | Holding			24
Advisory Fees Paid, Amount			$ 182,022
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$100,312,370
# of Portfolio Holdings	24
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$182,022

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	39.1%
International Equity Funds	12.7%
International Fixed Income Funds	6.8%
Money Market Funds	3.2%
Other	(1.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046814
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2020 Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	0.49%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2020 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	S&P Target Date 2020 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,420	$10,254	$10,722
12/31/2017	$11,644	$10,602	$12,095
12/31/2018	$10,966	$10,617	$11,592
12/31/2019	$13,010	$11,535	$13,507
12/31/2020	$14,699	$12,399	$14,890
12/31/2021	$16,162	$12,200	$16,195
12/31/2022	$13,675	$10,615	$14,119
12/31/2023	$15,489	$11,179	$15,859
12/31/2024	$16,809	$11,331	$17,142
12/31/2025	$18,951	$12,138	$19,323

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	12.74%	5.21%	6.60%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

AssetsNet			$ 100,312,370
Holdings Count | Holding			24
Advisory Fees Paid, Amount			$ 182,022
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$100,312,370
# of Portfolio Holdings	24
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$182,022

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	40.0%
Equity Funds	39.1%
International Equity Funds	12.7%
International Fixed Income Funds	6.8%
Money Market Funds	3.2%
Other	(1.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046815
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2030 Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.25%

Expenses Paid, Amount			$ 27
Expense Ratio, Percent			0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2030 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,372	$11,244	$10,835
12/31/2017	$11,768	$13,658	$12,589
12/31/2018	$10,876	$12,968	$11,834
12/31/2019	$13,284	$17,018	$14,246
12/31/2020	$15,310	$20,575	$15,942
12/31/2021	$17,392	$25,880	$17,952
12/31/2022	$14,458	$20,851	$15,445
12/31/2023	$16,791	$26,363	$17,730
12/31/2024	$18,542	$32,715	$19,485
12/31/2025	$21,321	$38,390	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	14.99%	6.85%	7.87%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet			$ 228,881,731
Holdings Count | Holding			24
Advisory Fees Paid, Amount			$ 404,836
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,881,731
# of Portfolio Holdings	24
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$404,836

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.1%
Fixed Income Funds	27.4%
International Equity Funds	16.7%
International Fixed Income Funds	5.2%
Money Market Funds	4.1%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046816
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2030 Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2030 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2030 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,345	$11,244	$10,835
12/31/2017	$11,710	$13,658	$12,589
12/31/2018	$10,795	$12,968	$11,834
12/31/2019	$13,153	$17,018	$14,246
12/31/2020	$15,121	$20,575	$15,942
12/31/2021	$17,133	$25,880	$17,952
12/31/2022	$14,209	$20,851	$15,445
12/31/2023	$16,460	$26,363	$17,730
12/31/2024	$18,130	$32,715	$19,485
12/31/2025	$20,796	$38,390	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	14.71%	6.58%	7.60%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

AssetsNet			$ 228,881,731
Holdings Count | Holding			24
Advisory Fees Paid, Amount			$ 404,836
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$228,881,731
# of Portfolio Holdings	24
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$404,836

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.1%
Fixed Income Funds	27.4%
International Equity Funds	16.7%
International Fixed Income Funds	5.2%
Money Market Funds	4.1%
Other	(1.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046818
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2040 Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2040 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,381	$11,244	$10,923
12/31/2017	$11,900	$13,658	$12,983
12/31/2018	$10,862	$12,968	$12,022
12/31/2019	$13,517	$17,018	$14,831
12/31/2020	$15,763	$20,575	$16,813
12/31/2021	$18,432	$25,880	$19,595
12/31/2022	$15,161	$20,851	$16,547
12/31/2023	$18,071	$26,363	$19,553
12/31/2024	$20,428	$32,715	$22,069
12/31/2025	$24,134	$38,390	$26,085

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	18.14%	8.89%	9.21%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet			$ 199,255,517
Holdings Count | Holding			22
Advisory Fees Paid, Amount			$ 348,947
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,255,517
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$348,947

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.1%
International Equity Funds	23.6%
Fixed Income Funds	9.5%
Money Market Funds	3.0%
International Fixed Income Funds	1.7%
Other	(0.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000046817
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2040 Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2040 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2040 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,355	$11,244	$10,923
12/31/2017	$11,840	$13,658	$12,983
12/31/2018	$10,780	$12,968	$12,022
12/31/2019	$13,381	$17,018	$14,831
12/31/2020	$15,567	$20,575	$16,813
12/31/2021	$18,157	$25,880	$19,595
12/31/2022	$14,899	$20,851	$16,547
12/31/2023	$17,713	$26,363	$19,553
12/31/2024	$19,973	$32,715	$22,069
12/31/2025	$23,537	$38,390	$26,085

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	17.84%	8.62%	8.94%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

AssetsNet			$ 199,255,517
Holdings Count | Holding			22
Advisory Fees Paid, Amount			$ 348,947
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$199,255,517
# of Portfolio Holdings	22
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$348,947

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.1%
International Equity Funds	23.6%
Fixed Income Funds	9.5%
Money Market Funds	3.0%
International Fixed Income Funds	1.7%
Other	(0.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099066
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2050 Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.27%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2050 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,441	$11,244	$10,974
12/31/2017	$12,228	$13,658	$13,188
12/31/2018	$11,192	$12,968	$12,140
12/31/2019	$14,007	$17,018	$15,097
12/31/2020	$16,373	$20,575	$17,190
12/31/2021	$19,321	$25,880	$20,283
12/31/2022	$15,854	$20,851	$17,043
12/31/2023	$19,072	$26,363	$20,381
12/31/2024	$21,780	$32,715	$23,296
12/31/2025	$26,059	$38,390	$27,853

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	19.65%	9.74%	10.05%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet			$ 111,205,283
Holdings Count | Holding			20
Advisory Fees Paid, Amount			$ 192,757
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$111,205,283
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$192,757

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	70.8%
International Equity Funds	26.4%
Money Market Funds	2.2%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099067
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2050 Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.52%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2050 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2050 Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,415	$11,244	$10,974
12/31/2017	$12,167	$13,658	$13,188
12/31/2018	$11,109	$12,968	$12,140
12/31/2019	$13,861	$17,018	$15,097
12/31/2020	$16,163	$20,575	$17,190
12/31/2021	$19,024	$25,880	$20,283
12/31/2022	$15,572	$20,851	$17,043
12/31/2023	$18,685	$26,363	$20,381
12/31/2024	$21,286	$32,715	$23,296
12/31/2025	$25,404	$38,390	$27,853

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	19.35%	9.47%	9.77%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

AssetsNet			$ 111,205,283
Holdings Count | Holding			20
Advisory Fees Paid, Amount			$ 192,757
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$111,205,283
# of Portfolio Holdings	20
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$192,757

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	70.8%
International Equity Funds	26.4%
Money Market Funds	2.2%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	(0.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000218802
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2060 Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.27%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2060 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$10,000
12/31/2020	$13,406	$13,844	$13,353
12/31/2021	$15,912	$17,413	$15,763
12/31/2022	$13,069	$14,030	$13,239
12/31/2023	$15,723	$17,739	$15,852
12/31/2024	$17,967	$22,012	$18,141
12/31/2025	$21,519	$25,831	$21,758

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2020
Standard Class	19.77%	9.93%	14.47%
Morningstar US Market Index	17.35%	13.29%	18.23%
S&P Target Date 2060 Index	19.94%	10.26%	14.71%

Performance Inception Date			May 01, 2020
AssetsNet			$ 45,258,121
Holdings Count | Holding			20
Advisory Fees Paid, Amount			$ 70,823
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$45,258,121
# of Portfolio Holdings	20
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$70,823

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.9%
International Equity Funds	26.1%
Money Market Funds	1.2%
Fixed Income Funds	0.8%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000218803
Shareholder Report [Line Items]
Fund Name			LVIP T. Rowe Price 2060 Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.52%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global stock indexes and global fixed income markets were broadly positive in 2025. International markets especially soared, aided by a weaker dollar as U.S. markets responded with volatility to President Donald Trump's fluctuating tariff policy over the year.

  The glide path’s design, which holds more equity across the series relative to the benchmarks, was a key contributor in a period of strong equity returns. A tactical overweight allocation to international value equities (from international growth) also added to results. International value equities notably outperformed growth names over the fourth quarter. Additionally, a tactical overweight allocation to real assets equities was a contributor, as real assets equities outperformed global equities.

  On the other hand, our greater structural allocation to U.S. equities when compared with the benchmark series had a negative impact on returns as international equities outperformed domestic equities over the year. Security selection also detracted due to underperformance in underlying equity strategies relative to their respective benchmarks.

The Fund was generally in-line to its S&P Target Date 2060 index due primarily to the factors noted above.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	S&P Target Date 2060 Index
5/1/2020	$10,000	$10,000	$10,000
12/31/2020	$13,383	$13,844	$13,353
12/31/2021	$15,845	$17,413	$15,763
12/31/2022	$12,982	$14,030	$13,239
12/31/2023	$15,579	$17,739	$15,852
12/31/2024	$17,756	$22,012	$18,141
12/31/2025	$21,215	$25,831	$21,758

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	Since Inception 5/1/2020
Service Class	19.48%	9.65%	14.18%
Morningstar US Market Index	17.35%	13.29%	18.23%
S&P Target Date 2060 Index	19.94%	10.26%	14.71%

Performance Inception Date			May 01, 2020
AssetsNet			$ 45,258,121
Holdings Count | Holding			20
Advisory Fees Paid, Amount			$ 70,823
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$45,258,121
# of Portfolio Holdings	20
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$70,823

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.9%
International Equity Funds	26.1%
Money Market Funds	1.2%
Fixed Income Funds	0.8%
International Fixed Income Funds	0.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000153127
Shareholder Report [Line Items]
Fund Name			LVIP U.S. Growth Allocation Managed Risk Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.29%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,408	$11,244	$11,205	$11,009
12/31/2017	$11,992	$13,658	$13,636	$12,673
12/31/2018	$11,438	$12,968	$12,983	$12,161
12/31/2019	$13,403	$17,018	$17,063	$15,066
12/31/2020	$14,542	$20,575	$20,640	$17,797
12/31/2021	$16,777	$25,880	$26,101	$20,699
12/31/2022	$13,399	$20,851	$21,108	$17,184
12/31/2023	$15,413	$26,363	$26,708	$20,285
12/31/2024	$17,502	$32,715	$33,255	$23,348
12/31/2025	$18,997	$38,390	$39,030	$26,434

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	8.54%	5.49%	6.63%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
U.S. Growth Blended Composite	13.22%	8.23%	10.21%

AssetsNet			$ 1,880,198,657
Holdings Count | Holding			23
Advisory Fees Paid, Amount			$ 4,536,967
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,198,657
# of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,536,967

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	69.4%
Fixed Income Funds	27.3%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000153126
Shareholder Report [Line Items]
Fund Name			LVIP U.S. Growth Allocation Managed Risk Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.54%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,381	$11,244	$11,205	$11,009
12/31/2017	$11,932	$13,658	$13,636	$12,673
12/31/2018	$11,353	$12,968	$12,983	$12,161
12/31/2019	$13,269	$17,018	$17,063	$15,066
12/31/2020	$14,362	$20,575	$20,640	$17,797
12/31/2021	$16,528	$25,880	$26,101	$20,699
12/31/2022	$13,168	$20,851	$21,108	$17,184
12/31/2023	$15,106	$26,363	$26,708	$20,285
12/31/2024	$17,111	$32,715	$33,255	$23,348
12/31/2025	$18,528	$38,390	$39,030	$26,434

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	8.28%	5.23%	6.36%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
U.S. Growth Blended Composite	13.22%	8.23%	10.21%

AssetsNet			$ 1,880,198,657
Holdings Count | Holding			23
Advisory Fees Paid, Amount			$ 4,536,967
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,198,657
# of Portfolio Holdings	23
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$4,536,967

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	69.4%
Fixed Income Funds	27.3%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099231
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard Bond Allocation Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

Expenses Paid, Amount			$ 31
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently, approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  U.S. fixed income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s allocation to non-U.S. dollar denominated bonds detracted from relative performance versus the benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,211	$10,254	$10,265
12/31/2017	$10,511	$10,602	$10,628
12/31/2018	$10,496	$10,617	$10,629
12/31/2019	$11,281	$11,535	$11,556
12/31/2020	$11,921	$12,399	$12,423
12/31/2021	$11,768	$12,200	$12,232
12/31/2022	$10,195	$10,615	$10,641
12/31/2023	$10,806	$11,179	$11,229
12/31/2024	$10,960	$11,331	$11,369
12/31/2025	$11,653	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	6.33%	(0.45%)	1.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet			$ 1,502,445,078
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 3,507,096
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,445,078
# of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,507,096

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099230
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard Bond Allocation Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests its assets in mutual funds and exchange-traded funds sponsored by The Vanguard Group, Inc. Currently, approximately 30% of the Fund’s portfolio invests in the Vanguard Core Bond Fund and approximately 70% of the Fund’s portfolio invests in exchange-traded funds of the Vanguard ETFs series, which, in turn, invest in U.S. and foreign fixed income securities (debt obligations).

  U.S. fixed income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s allocation to non-U.S. dollar denominated bonds detracted from relative performance versus the benchmark for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,184	$10,254	$10,265
12/31/2017	$10,458	$10,602	$10,628
12/31/2018	$10,417	$10,617	$10,629
12/31/2019	$11,167	$11,535	$11,556
12/31/2020	$11,773	$12,399	$12,423
12/31/2021	$11,591	$12,200	$12,232
12/31/2022	$10,017	$10,615	$10,641
12/31/2023	$10,591	$11,179	$11,229
12/31/2024	$10,716	$11,331	$11,369
12/31/2025	$11,365	$12,138	$12,199

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	6.06%	(0.70%)	1.29%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

AssetsNet			$ 1,502,445,078
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 3,507,096
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,502,445,078
# of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,507,096

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099226
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard Domestic Equity ETF Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.26%

Expenses Paid, Amount			$ 28
Expense Ratio, Percent			0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2025 and achieved performance results that were highly correlated to the benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,214	$11,244	$11,274
12/31/2017	$13,476	$13,658	$13,656
12/31/2018	$12,812	$12,968	$12,940
12/31/2019	$16,692	$17,018	$16,954
12/31/2020	$20,001	$20,575	$20,495
12/31/2021	$25,148	$25,880	$25,754
12/31/2022	$20,435	$20,851	$20,808
12/31/2023	$25,589	$26,363	$26,209
12/31/2024	$31,244	$32,715	$32,448
12/31/2025	$36,391	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	16.47%	12.72%	13.79%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet			$ 1,374,746,985
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 2,509,110
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,746,985
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,509,110

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099227
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard Domestic Equity ETF Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.51%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

This Fund is a domestic all cap equity ETF fund. The Fund invests predominately in Vanguard equity exchange-traded funds across a broad range of domestic asset classes.

  The Fund maintained similar exposures to its benchmark in calendar year 2025 and achieved performance results that were highly correlated to the benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,186	$11,244	$11,274
12/31/2017	$13,409	$13,658	$13,656
12/31/2018	$12,716	$12,968	$12,940
12/31/2019	$16,526	$17,018	$16,954
12/31/2020	$19,753	$20,575	$20,495
12/31/2021	$24,774	$25,880	$25,754
12/31/2022	$20,081	$20,851	$20,808
12/31/2023	$25,083	$26,363	$26,209
12/31/2024	$30,549	$32,715	$32,448
12/31/2025	$35,492	$38,390	$38,012

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	16.18%	12.43%	13.50%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet			$ 1,374,746,985
Holdings Count | Holding			8
Advisory Fees Paid, Amount			$ 2,509,110
InvestmentCompanyPortfolioTurnover			8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,374,746,985
# of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$2,509,110

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099228
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard International Equity ETF Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.26%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s underweight to the financials sector and overweight to Japan detracted from performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,372	$10,545	$10,450
12/31/2017	$13,308	$13,431	$13,291
12/31/2018	$11,351	$11,527	$11,404
12/31/2019	$13,870	$14,014	$13,858
12/31/2020	$15,381	$15,579	$15,334
12/31/2021	$16,637	$16,889	$16,533
12/31/2022	$13,871	$14,163	$13,888
12/31/2023	$16,002	$16,370	$16,056
12/31/2024	$16,621	$17,215	$16,944
12/31/2025	$21,865	$22,655	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	31.56%	7.29%	8.14%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

AssetsNet			$ 838,539,943
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 1,489,963
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$838,539,943
# of Portfolio Holdings	7
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,489,963

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000099229
Shareholder Report [Line Items]
Fund Name			LVIP Vanguard International Equity ETF Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	0.51%

Expenses Paid, Amount			$ 59
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure. It currently consists of seven Vanguard equity exchange-traded funds and one money market fund. The Fund is rebalanced back to its target allocations on a quarterly basis and target allocations are reviewed annually.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s underweight to the financials sector and overweight to Japan detracted from performance relative to the benchmark.

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,345	$10,545	$10,450
12/31/2017	$13,241	$13,431	$13,291
12/31/2018	$11,265	$11,527	$11,404
12/31/2019	$13,733	$14,014	$13,858
12/31/2020	$15,190	$15,579	$15,334
12/31/2021	$16,388	$16,889	$16,533
12/31/2022	$13,630	$14,163	$13,888
12/31/2023	$15,684	$16,370	$16,056
12/31/2024	$16,252	$17,215	$16,944
12/31/2025	$21,326	$22,655	$22,432

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	31.23%	7.02%	7.87%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

AssetsNet			$ 838,539,943
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 1,489,963
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$838,539,943
# of Portfolio Holdings	7
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$1,489,963

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Money Market Funds	0.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043862
Shareholder Report [Line Items]
Fund Name			LVIP Wellington SMID Cap Value Fund
Class Name			Standard Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.78%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose during the twelve-month period ended December 31, 2025 driven by strong corporate earnings, gains in technology and growth stocks, and easing monetary policy. The Fund underperformed the Russell 2500 Value Index during the twelve-month period ended December 31, 2025.

  Relative underperformance was driven by security selection. Selection within health care, materials, and financials detracted from returns. Sector allocation, a residual of the team's bottom-up stock selection process, contributed during the period, driven primarily by an overweight allocation to information technology.

  Top detractors from relative performance during the period included overweight positions in Kemper (financials), Silgan Holdings (materials), and not owning Robinhood Markets (financials). The Fund sold out of its position in Silgan Holdings prior to year-end.

  Top relative contributors during the period included overweight positions in Viavi Solutions (information technology), Allegro MicroSystems (information technology), and MKS (information technology).

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Standard Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,307	$11,244	$12,520
12/31/2017	$12,825	$13,658	$13,817
12/31/2018	$10,961	$12,968	$12,110
12/31/2019	$14,315	$17,018	$14,963
12/31/2020	$14,568	$20,575	$15,693
12/31/2021	$18,677	$25,880	$20,053
12/31/2022	$16,809	$20,851	$17,429
12/31/2023	$19,706	$26,363	$20,214
12/31/2024	$22,133	$32,715	$22,434
12/31/2025	$22,668	$38,390	$25,291

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Standard Class	2.42%	9.24%	8.53%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

AssetsNet			$ 395,469,233
Holdings Count | Holding			85
Advisory Fees Paid, Amount			$ 2,585,841
InvestmentCompanyPortfolioTurnover			161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$395,469,233
# of Portfolio Holdings	85
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$2,585,841

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.0%
Specialty Retail	4.8%
Machinery	4.7%
Oil, Gas & Consumable Fuels	4.6%
Health Care Equipment & Supplies	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip
C000043861
Shareholder Report [Line Items]
Fund Name			LVIP Wellington SMID Cap Value Fund
Class Name			Service Class
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number			1-800-4LINCOLN (454-6265)
Additional Information Website			www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	1.03%

Expenses Paid, Amount			$ 104
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities rose during the twelve-month period ended December 31, 2025 driven by strong corporate earnings, gains in technology and growth stocks, and easing monetary policy. The Fund underperformed the Russell 2500 Value Index during the twelve-month period ended December 31, 2025.

  Relative underperformance was driven by security selection. Selection within health care, materials, and financials detracted from returns. Sector allocation, a residual of the team's bottom-up stock selection process, contributed during the period, driven primarily by an overweight allocation to information technology.

  Top detractors from relative performance during the period included overweight positions in Kemper (financials), Silgan Holdings (materials), and not owning Robinhood Markets (financials). The Fund sold out of its position in Silgan Holdings prior to year-end.

  Top relative contributors during the period included overweight positions in Viavi Solutions (information technology), Allegro MicroSystems (information technology), and MKS (information technology).

Performance Past Does Not Indicate Future [Text]			Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Service Class	Morningstar US Market Index	Russell 2500™ Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,278	$11,244	$12,520
12/31/2017	$12,761	$13,658	$13,817
12/31/2018	$10,879	$12,968	$12,110
12/31/2019	$14,172	$17,018	$14,963
12/31/2020	$14,388	$20,575	$15,693
12/31/2021	$18,399	$25,880	$20,053
12/31/2022	$16,517	$20,851	$17,429
12/31/2023	$19,316	$26,363	$20,214
12/31/2024	$21,641	$32,715	$22,434
12/31/2025	$22,108	$38,390	$25,291

Average Annual Return [Table Text Block]
Sub header	1 year	5 years	10 years
Service Class	2.16%	8.97%	8.26%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2500™ Value Index	12.73%	10.02%	9.72%

AssetsNet			$ 395,469,233
Holdings Count | Holding			85
Advisory Fees Paid, Amount			$ 2,585,841
InvestmentCompanyPortfolioTurnover			161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$395,469,233
# of Portfolio Holdings	85
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$2,585,841

Holdings [Text Block]

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Largest Holdings [Text Block]

Top 5 Industries (Equity)

Banks	12.0%
Specialty Retail	4.8%
Machinery	4.7%
Oil, Gas & Consumable Fuels	4.6%
Health Care Equipment & Supplies	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address			www.lincolnfinancial.com/lvip